                                           General American
                                            Capital Company

                                                Annual
                                                Report







                                           December 31, 1998
                                                General
                                               American

              GENERAL AMERICAN CAPITAL COMPANY



                                                            February, 1999


Dear Shareholder:

It is our privilege to present to you the 11th Annual Report for General American Capital Company, covering financial results through December 31, 1998. General American Capital Company is an underlying investment vehicle for variable universal life insurance and variable annuity products offered by General American Life Insurance Company.

This report follows the successful format we adopted in 1997, separating all the financial data and management commentary by fund so that you can see each fund's total picture in one place. We've also included the Economic Overview for a broader perspective on the events that influenced investment performance in 1998.

We hope you find this report informative. Thank you for choosing our investment funds. We look forward to continued asset growth in 1999.




                                   Richard A. Liddy
                                   Chairman of the Board

                     ECONOMIC OVERVIEW

Recent economic data, combined with the fourth quarter performance of the U.S. equity market suggest little evidence of an economic slowdown. Both new and existing home sales will post records for 1998. Vehicle sales last year were the second strongest in history. Payroll gains were far stronger than expected in December.

Nevertheless, we once again enter a new year with the majority of economists calling for a slowdown in 1999. They are stating that the strong U.S. growth experienced last year is "unsustainable." Absent a liquidity event, it is difficult to agree with the consensus this year. A high stock market usually implies the prospects for earnings are good. If this is true, and the cost of capital is low, even lower-return projects become profitable, and that increases business investment.

The most compelling argument for measurable gross domestic product growth in 1999 is the action of the Federal Reserve itself. The Fed lowered interest rates .75 percent over the last four months of 1998. The lag effects of these moves have yet to be fully realized in the economy. Likewise, growth in the money supply continues to accelerate. Bank credit is soaring as well, despite reports of tougher credit standards. This has once again left the Fed in a difficult situation: it is in no position to increase rates. Falling commodity prices and low inflation continue to suggest that "real" rates are high relative to other countries. Our forecast of slightly higher inflation for 1999 is based on the premise that commodity prices will not fall as dramatically as they did in 1998, and that the dollar is unlikely to appreciate much further. While the inflation rate will be higher, it will remain low.

The stock market capped off another great year in 1998. The S&P 500 returned 28.58 percent, while the Dow Jones Industrial Index returned
16.10 percent. Similar to the flight to liquidity in the bond market, the stock market performance was largely driven by the large capitalization, blue chip names. As evidence, the Russell 2000, a proxy for small cap stocks, declined 3.45 percent in 1998.

The Fed's biggest concern is that the equity bubble will burst in 1999. While there may be various pullbacks throughout the year, the current economic foundation of low interest rates and ample liquidity still provide a very good environment for the Dow to reach 10,000 in 1999.

                          INDEPENDENT AUDITORS' REPORT

       The Shareholders and Board of Directors
      General American Capital Company:

      We have audited the statements of assets and liabilities, including the schedules of investments, of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity and Small-Cap Equity Funds of General American Capital Company as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights information for the periods presented. These financial statements and the financial highlights information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights information based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights information referred to above present fairly, in all material respects, the financial position of the S & P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, International Index, Mid-Cap Equity and Small-Cap Equity Funds of General American Capital Company as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights information for the periods presented, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

      St. Louis, Missouri
      February 12, 1999

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND
 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 A strong performance in the fourth quarter propelled the S & P 500 Index Fund in 1998. The fourth quarter rally was the strongest quarterly advance the market has seen in 20 years. The S & P 500 Index Fund returned 21.2 percent for the fourth quarter and 28.2 percent for the year, closely following its benchmark, the S & P 500 Stock Index.

 Investors continued to favor large capitalization growth stocks. Technology stocks led the way, followed by drug stocks that benefited from patents on new drug technology. The theme in the fourth quarter saw investors running to buy anything Internet-related. The S & P 500 did not participate in this mania until the end of the year. However, this frenzy was contagious enough to drive the entire sector.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]


  DATE    S&P 500 INDEX FUND    S&P 500 INDEX

12/31/88      10,000.00          10,000.00
06/30/89      11,559.31          11,647.20
12/31/89      12,975.60          13,152.72
06/30/90      13,324.38          13,557.03
12/31/90      12,480.29          12,735.07
06/30/91      14,291.75          14,559.62
12/31/91      16,250.13          16,628.11
06/30/92      16,141.07          16,523.19
12/31/92      17,460.38          17,906.51
06/30/93      18,315.21          18,768.35
12/31/93      19,177.55          19,695.88
06/30/94      18,500.36          19,019.72
12/31/94      19,398.67          19,949.21
06/30/95      23,253.29          23,969.97
12/31/95      26,546.65          27,420.93
06/30/96      29,226.70          30,216.22
12/31/96      32,623.76          33,748.50
06/30/97      39,286.24          40,659.18
12/31/97      43,324.87          44,965.39
06/30/98      50,883.39          52,936.40
12/31/98      55,522.55          57,820.31


 ------------------------------------------------------------------------------
 ANNUAL RETURNS
 ------------------------------------------------------------------------------

 PERIODS ENDED DECEMBER 31, 1998              PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

 Annual Returns                                  28.15%        23.69%        18.70%         15.47%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

             GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common Stocks                         $698,213,424
     Short term securities                    2,269,064
                                           ------------
       Total investments                    700,482,488
   Cash                                         191,355
   Broker receivable                            101,958
   Dividends receivable                         670,896
                                           ------------
       Total assets                         701,446,697
                                           ------------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                     142,931
   Payable to General American Life
    Insurance Company                            28,586
   Payable to broker                            785,736
                                           ------------
       Total liabilities                        957,253
                                           ------------
         Total net assets                  $700,489,444
                                           ============
 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                13,874,504
 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      50.49

 TOTAL AMORTIZED COST OF INVESTMENTS       $351,591,531

 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Dividends                               $  8,778,930
   Interest                                     157,660
                                           ------------
     Total investment income                  8,936,590
                                           ------------
 EXPENSES:
   Investment management charge               1,484,539
   Administrative charge                        296,908
                                           ------------
     Total expenses                           1,781,447
                                           ------------
       Net investment income                  7,155,143
                                           ------------
 NET REALIZED GAIN (LOSS):
   Net realized gain on investments          34,608,046
   Net realized loss on futures
    contracts                                  (298,994)
                                           ------------
 NET REALIZED GAIN                           34,309,052
                                           ------------
 NET UNREALIZED GAIN:
   Net unrealized gain on investments       108,129,875
   Net unrealized gain on futures
    contracts                                    44,400
                                           ------------
 NET UNREALIZED GAIN                        108,174,275
                                           ------------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                               $149,638,470
                                           ============

 --------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 --------------------------------------------------------------------------------------------------
                                                                YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   1998                    1997
                                                               ------------            ------------
 Operations:
     Net investment income                                     $  7,155,143            $  6,303,406
     Net realized gain                                           34,309,052              15,455,129
     Net unrealized gain                                        108,174,275              94,588,306
                                                               ------------            ------------
         Net increase in net assets from operations             149,638,470             116,346,841
     Capital share transactions                                  49,273,624              45,029,520
                                                               ------------            ------------
         Net increase in net assets                             198,912,094             161,376,361
     Net assets, beginning of year                              501,577,350             340,200,989
                                                               ------------            ------------
 Net assets, end of year                                       $700,489,444            $501,577,350
                                                               ============            ============
 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND<F*>

 ------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 ------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         1998           1997           1996           1995           1994
                                                       --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>               $  39.40       $  29.67       $  24.14       $  17.64       $  17.44
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     0.53           0.52           0.53           0.46           0.44
 Net realized and unrealized gain (loss) on
   investments                                            10.56           9.21           5.00           6.04          (0.24)
                                                       --------       --------       --------       --------       --------
 Net increase in asset value per share                    11.09           9.73           5.53           6.50           0.20
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  50.49       $  39.40       $  29.67       $  24.14       $  17.64
                                                       ========       ========       ========       ========       ========

 Total return <F2>                                       28.15%         32.80%         22.89%         36.85%          1.15%

 Net assets, end of year (in thousands)                $700,489       $501,577       $340,201       $247,313       $169,303
 Ratio of expenses to average net assets <F3>             0.30%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
   assets <F3>                                            1.21%          1.48%          1.97%          2.19%          2.50%
 Portfolio turnover rate                                 13.14%         12.61%          8.93%          4.75%          7.38%

 Average commission rate <F4>                          $   0.03       $   0.04       $   0.04             --             --

                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         1993           1992           1991           1990           1989
                                                       --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>               $  15.88       $  14.78       $  11.35       $  11.80       $   9.09
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     0.41           0.39           0.38           0.38           0.37
 Net realized and unrealized gain (loss) on
   investments                                             1.15           0.71           3.05          (0.83)          2.34
                                                       --------       --------       --------       --------       --------
 Net increase (decrease) in asset value per
 share                                                     1.56           1.10           3.43          (0.45)          2.71
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  17.44       $  15.88       $  14.78       $  11.35       $  11.80
                                                       ========       ========       ========       ========       ========

 Total return <F2>                                        9.83%          7.45%         30.21%         -3.82%         29.76%

 Net assets, end of year (in thousands)                $161,761       $123,458       $102,076       $ 72,665       $ 65,211
 Ratio of expenses to average net assets <F3>             0.30%          0.30%          0.30%          0.30%          0.32%
 Ratio of net investment income to average net
   assets <F3>                                            2.47%          2.67%          2.89%          3.35%          3.57%
 Portfolio turnover rate                                  2.56%          4.38%          3.92%          4.39%         20.56%
 Average commission rate <F4>                                --             --             --             --             --

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

 <F*> This Fund formerly known as the Equity Index Fund.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Aerospace & Military Technology
  (1.09%)
   Boeing Co.                      70,880    $  2,312,460
   Crane & Co.                      4,750         143,388
   General Dynamics Corp.           8,800         515,900
   Lockheed Martin Corp.           14,703       1,246,079
   Rockwell International Corp.    13,350         648,303
   Textron Inc.                    11,900         903,650
   United Technologies Corp.       16,900       1,837,875
                                             ------------
                                                7,607,655
                                             ------------
 Air Transport (0.44%)
   AMR Corp.<F*>                   12,700         754,063
   Delta Air Lines Inc.            10,000         520,000
   FDX Holding Corp.<F*>           10,280         914,919
   Southwest Airlines              23,825         534,562
   US Air Group<F*>                 6,500         338,000
                                             ------------
                                                3,061,544
                                             ------------
 Apparel (0.44%)
   CVS Corp.                       27,600       1,518,000
   Jostens Inc.                     2,500          65,468
   Liz Claiborne Inc.               4,600         145,184
   Nike Inc. Class B               20,000         811,240
   Reebok Intl. Inc.<F*>            3,900          58,013
   Russell Corp.                    2,500          50,780
   Springs Industries               1,300          53,868
   VF Corp.                         8,500         398,438
                                             ------------
                                                3,100,991
                                             ------------
 Business Machines (4.21%)
   Apple Computer Inc.<F*>          9,400         384,808
   Compaq Computer Corp.          117,124       4,911,829
   Data General Corp.<F*>           3,400          55,886
   EMC Corp./Mass                  35,300       3,000,500
   Gateway 2000 Inc.<F*>           10,900         557,938
   Honeywell Inc.                   8,800         662,746
   IBM Corp.                       66,440      12,274,790
   Milacron Inc.                    2,700          51,975
   Oracle Corp.<F*>                68,262       2,943,799
   Pitney Bowes Inc.               19,600       1,294,815
   Unisys Corp.<F*>                17,700         609,535
   Xerox Corp.                     23,375       2,758,250
                                             ------------
                                               29,506,871
                                             ------------
 Business Services (8.24%)
   Adobe Systems Inc.               4,700         219,725
   Automatic Data Processing
     Inc.                          21,000       1,683,927
   BMC Software Inc.<F*>           14,400         641,693
   Browning-Ferris Industries
     Inc.                          12,100         344,088
   Cabletron Systems<F*>           11,400          95,475
   Cendant Corp.<F*>               59,742       1,138,802
   Ceridian Corp.<F*>               5,100         356,041
   Cisco Systems Inc.<F*>         109,050      10,121,149
   Clear Channel
     Communications<F*>            17,300         942,850
   Computer Assoc. Intl.           39,100       1,666,638
   Dell Computers<F*>              88,700       6,491,686
   Deluxe Corp.                     5,600         204,747
   Equifax Inc.                    10,300         352,126
   First Data Corp.                31,100         985,466
   General Instrument Corp.<F*>    11,800         400,456
   HBO & Co.                       32,600         935,196
   HCR Manor Care Inc.<F*>          7,500         220,313
   IMS Health Inc.                 11,600         875,069
   Microsoft Corp.<F*>            176,700      24,505,993
   Millipore Corp.                  3,000          85,311
   Moore Corp. Limited              6,100          67,100
   National Service Inds. Inc.      2,900         110,200
   Novell Inc.<F*>                 24,600         445,875
   Peoplesoft Inc.<F*>             16,000         302,992
   Sun Microsystems Inc.<F*>       26,400       2,260,500
   Tellabs<F*>                     13,500         925,587
   Thermo Electron<F*>             11,500         194,776
   3Com Corp.<F*>                  25,000       1,120,300
                                             ------------
                                               57,694,081
                                             ------------

 Chemicals (1.97%)
   Air Products & Chemicals Inc.   16,100         644,000
   Alliedsignal Inc.               39,100       1,732,599
   Dow Chemical Co.                15,637       1,421,982
   E I Du Pont De Nemours & Co.   79,300        4,207,817
   Eastman Chemical                 5,575         249,481
   Ecolab, Inc.                     9,000         325,682
   B F Goodrich                     5,100         182,963
   Great Lakes Chemical             4,100         164,000
   Hercules Inc.                    6,600         180,675
   Mallinckrodt Inc.                5,100         157,141
   Monsanto                        41,850       1,987,875
   Morton International Inc.        9,500         232,750
   Nalco Chemicals                  4,600         142,600
   Owens Corning                    3,800         134,661
   PPG Industries Inc.             12,300         716,475
   Rohm & Haas Co.                 12,400         373,550
   Rubbermaid Inc.                 10,400         326,945
   Sigma-Aldrich                    7,000         205,625
   Union Carbide Corp.              9,400         399,500
                                             ------------
                                               13,786,321
                                             ------------

                     (continued)

                                       7

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Commercial Banking (7.55%)
   BB&T Corp.                      19,900    $    802,208
   Bank of New York                52,500       2,113,125
   Banc One Corp.                  82,114       4,192,905
   BankAmerica Corp.              121,745       7,319,918
   BankBoston Corp.                20,500         798,209
   Banker's Trust New York Corp.    6,700         572,428
   Chase Manhattan Corp. (new)     59,724       4,064,934
   Citigroup Inc.                 160,247       7,932,227
   Comerica Inc.                   11,300         770,513
   Fifth Third Banc                18,700       1,333,534
   First Union Corp.               67,992       4,134,730
   Huntington Bancshares           14,720         442,513
   Keycorp                         31,100         995,200
   Mellon Bank Corp.               18,200       1,251,250
   Mercantile Bancorporation
     Inc.                          10,600         488,924
   J P Morgan & Co. Inc.           13,300       1,397,325
   National City Corp.             23,000       1,667,500
   Northern Trust Corp.             7,800         681,034
   PNC Financial Corp.             21,000       1,136,625
   Regions Financial Corp.         14,900         600,648
   Summit Bancorporation           12,100         528,613
   Suntrust Banks Inc.             14,600       1,116,900
   Synovus Financial Corp.         18,300         446,063
   US Bancorp                      51,719       1,836,025
   Union Planters Corp.             8,900         403,277
   Wachovia Corp.                  14,400       1,259,093
   Wells Fargo & Co.<F*>          113,330       4,526,060
                                             ------------
                                               52,811,781
                                             ------------
 Construction (1.11%)
   Case Corp.                       5,100         111,241
   Centex Corp.                     4,600         207,285
   Fluor Corp.                      5,500         234,091
   Home Depot Inc.                103,000       6,302,261
   Masco Corp.                     23,700         681,375
   Pulte Home Corp.                 3,000          83,436
   Stanley Works                    6,200         172,050
                                             ------------
                                                7,791,739
                                             ------------
 Consumer Durables (0.17%)
   Black & Decker Corp.             6,500         364,403
   Maytag Corp.                     6,400         398,400
   Snap-On Inc.                     4,100         142,729
   Whirlpool Corp.                  5,300         293,488
                                             ------------
                                                1,199,020
                                             ------------
 Containers (0.11%)
   Crown Cork & Seal                9,100         280,389
   Newell Co.                      11,366         468,848
                                             ------------
                                                  749,237
                                             ------------
 Domestic Oil (1.26%)
   Amerada Hess Corp.               6,300         313,425
   Amoco Corp.                     66,500       4,014,938
   Apache                           6,800         172,121
   Ashland Inc.                     5,300         256,388
   Arco                            22,875       1,492,594
   Kerr-McGee Corp.                 3,300         126,225
   Oryx Energy<F*>                  7,400          99,434
   Phillips Petroleum Co.          18,000         767,250
   Rowan Companies Inc.<F*>         5,900          59,000
   Sunoco Inc.                      6,500         234,403
   USX-Marathon Group              21,859         658,502
   Union Pacific Resources Group   17,474         158,349
   Unocal Corp.                    16,800         490,342
                                             ------------
                                                8,842,971
                                             ------------

 Drugs & Medicines (9.81%)
   Abbott Laboratories            107,900       5,287,100
   Allergan Inc.                    4,600         297,850
   Alza Corp.<F*>                   6,000         313,500
   American Home Products Corp.   92,200        5,191,966
   Bard C R Inc.                    3,900         193,050
   Bausch & Lomb Inc.               3,900         234,000
   Baxter International            19,900       1,279,809
   Becton Dickinson & Co.          17,200         734,216
   Boston Scientific Corp.<F*>     27,200         729,286
   Columbia HCA/Healthcare         45,386       1,123,304
   Guidant Corp.                   10,500       1,157,625
   Healthsouth Corp.<F*>           29,400         453,848
   Humana Inc.<F*>                 11,600         206,619
   Johnson & Johnson               94,300       7,909,413
   Eli Lilly & Co.                 77,300       6,870,038
   Merck & Co. Inc.                84,525      12,483,244
   Pharmacia-Upjohn Inc.           35,405       2,004,807
   Pfizer Inc.                     91,100      11,427,311
   St. Jude Medical<F*>             6,300         174,428
   Schering-Plough Corp.          102,900       5,685,225
   Tenet Healthcare<F*>            21,900         574,875
   Warner-Lambert Co.              57,700       4,338,290
                                             ------------
                                               68,669,804
                                             ------------
 Electronics (5.50%)
   Advanced Micro Devices
     Inc.<F*>                      10,000         289,370
   AMP Inc.                        15,200         791,342
   Andrew Corp.<F*>                 5,900          97,350
   Applied Materials Inc.<F*>      25,500       1,088,519
   Emerson Electric Co.            30,700       1,857,350
   Harris Corp.                     5,600         205,100
   Hewlett-Packard Co.             72,900       4,979,945
   Intel Corp.                    116,900      13,859,898

                      (continued)

                                       8

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Electronics (continued)
   KLA-Tencor Corp.<F*>             6,500    $    281,938
   LSI Logic Corp.<F*>              9,800         158,025
   Medtronic Inc.                  33,200       2,465,100
   Micron Technology Inc.<F*>      14,900         753,373
   Motorola Inc.                   42,200       2,576,816
   Northern Telecom Ltd.           45,920       2,301,740
   Parametric Technology
     Corp.<F*>                     18,900         307,125
   Perkin-Elmer Corp.               3,400         331,711
   Raytheon Co.                    23,600       1,256,700
   Seagate Technology Inc.<F*>     16,900         511,225
   Silicon Graphics                13,100         168,663
   Solectron Corp.<F*>              8,400         780,671
   Texas Instruments Inc.          27,200       2,327,286
   Thomas & Betts Corp.             4,400         190,573
   Williams Companies Inc.         29,600         923,135
                                             ------------
                                               38,502,955
                                             ------------
 Energy & Utilities (1.50%)
   American Electric Power
     Co. Inc.                      13,300         625,925
   Baltimore Gas & Electric Co.    10,300         318,013
   Burlington Resources            12,392         443,782
   Central & South West Corp.      14,800         406,067
   Coastal Corp.                   14,800         517,068
   Columbia Energy Group            5,850         337,838
   Consolidated Edison Inc.        16,300         861,863
   Consolidated Natural Gas Co.     6,671         360,234
   Dominion Resources Inc.         13,700         640,475
   Edison International            25,100         699,662
   Enron Corp.                     23,000       1,312,426
   Entergy Corp.                   17,200         535,350
   FPL Group Inc.                  13,100         807,287
   Houston Industries Inc.         20,618         662,353
   New Century Energies Inc.        7,800         380,250
   Niagara Mohawk Power
     Corp.<F*>                     13,000         209,625
   Northern States Power
     Co. (Minn)                    10,500         291,375
   Sonat Inc.                       7,600         205,671
   Texas Utilities Co.             19,505         910,630
                                             ------------
                                               10,525,894
                                             ------------
 Energy Raw Materials (0.54%)
   Baker Hughes Inc.               22,110         391,060
   Halliburton Co.                 30,600         906,524
   McDermott Intl.                  4,100         101,217
   Nacco Industries Inc.              600          55,200
   Occidental Petroleum Corp.      25,000         421,875
   Oneok                            2,200          79,475
   Peoples Energy Corp.             2,500          99,687
   Schlumberger                    37,900       1,748,138
                                             ------------
                                                3,803,176
                                             ------------
Finance (Non-Banking) (3.07%)
   Associates First Capital
     Corp.                         48,006       2,034,254
   Bear Stearns Companies Inc.      7,900         295,263
   H & R Block Inc.                 7,000         315,000
   Capital One Financial Corp.      5,600         644,000
   Chubb Corp.                     11,600         752,550
   Cincinnati Financial Corp.      12,100         443,162
   Countrywide Credit               7,700         386,440
   Fleet Financial Group Inc.      39,584       1,768,890
   Franklin Resources Inc.         18,100         579,200
   Golden West Financial            4,000         366,748
   Lehman Brothers Holding Inc.     8,700         383,339
   MBIA Inc.                        6,900         452,377
   MBNA Corp.                      52,375       1,306,075
   Morgan Stanley, Dean Witter
     & Co.                         41,294       2,931,874
   Paychex Inc.                    11,400         586,382
   Progressive Corp.                6,100       1,033,188
   Providian Financial Corp.       10,400         780,000
   Republic New York Corp.          7,500         341,715
   SLM Holding Corp.               11,706         561,888
   Safeco Corp.                     9,800         420,783
   Schwab (Charles) Corp.          27,875       1,566,213
   State Street Corp.              11,300         786,051
   SunAmerica, Inc.                14,900       1,208,762
   Washington Mutual Inc.          41,769       1,595,033
                                             ------------
                                               21,539,187
                                             ------------
 Food & Agriculture (4.35%)
   Archer-Daniels-Midland Co.      41,724         717,110
   Bestfoods                       20,000       1,065,000
   Campbell Soup Co.               31,300       1,721,500
   Coca-Cola Company              172,800      11,556,000
   Coca-Cola Enterprises           28,200       1,008,150
   Conagra Inc.                    34,000       1,071,000
   Adolph Coors                     2,500         141,093
   Darden Restaurants               9,600         172,800
   General Mills Inc.              10,800         839,700
   H J Heinz Co.                   25,250       1,429,781
   Hershey Foods Corp.             10,000         621,870
   Kellogg Co.                     28,300         965,737
   Pepsico Inc.                   103,200       4,224,698
   Pioneer Hi-Bred International   16,800         453,600
   Quaker Oats Co.                  9,500         565,250
   Ralston Purina Co.              21,700         702,538
   Sara Lee Corp.                  66,000       1,860,342

                      (continued)

                                      9

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
  Food & Agriculture (continued)
   Sysco Corp.                     23,500    $    644,770
   Wm. Wrigley Jr. Co.              8,100         725,452
                                             ------------
                                               30,486,391
                                             ------------
 Gold (0.13%)
   Barrick Gold Corp.              26,400         514,800
   Battle Mountain Gold Co.        16,000          66,000
   Homestake Mining Co.            16,600         152,504
   Placer Dome Inc.                17,400         200,100
                                             ------------
                                                  933,404
                                             ------------
 Government & State Agency
  (1.21%)
   Federal Home Loan
     Mortgage Corp.                47,800       3,080,089
   Federal National Mortgage
     Assoc.                        72,800       5,387,200
                                             ------------
                                                8,467,289
                                             ------------
 Industrial Miscellaneous (2.52%)
   Aeroquip-Vickers Inc.            2,400          71,849
   American Greetings               4,900         201,204
   Amgen<F*>                       17,700       1,850,747
   Anadarko Petroleum Co.           8,300         256,263
   Armstrong World Industries
     Inc.                           2,800         168,874
   Asarco Inc.                      2,700          40,667
   Autodesk Inc.                    3,300         140,867
   Avery Dennison Corp.             8,600         387,533
   Ball Corp.                       2,100          96,075
   Biomet Inc.                      7,800         313,950
   Briggs & Stratton                1,700          84,787
   Circuit City Stores Inc.         7,000         349,559
   Computer Sciences               11,000         708,806
   Cooper Tire & Rubber             5,800         118,535
   Corning Inc.                    16,200         729,000
   Cummins Engine                   2,700          95,850
   Danaher Corp.                    9,300         505,102
   Dun & Bradstreet Corp. (new)    11,875         374,799
   EG & G                           3,200          88,998
   Electronic Data Systems Corp.   34,300       1,723,575
   Engelhard Corp.                 10,050         195,975
   Fleetwood Enterprises            2,400          83,400
   Foster Wheeler                   2,800          36,924
   Freeport McMoran                12,500         130,463
   Fruit Of The Loom<F*>            5,000          69,060
   W.R. Grace & Co.<F*>             5,200          81,572
   Harnischfeger Industries Inc.    3,300          33,617
   Harrahs Entertainment,
     Inc.<F*>                       7,000         109,809
   Helmerich & Payne                3,500          67,813
   Ikon Office Solutions Inc.       9,400          80,483
   Laidlaw Inc.                    22,900         230,420
   Loews Corp.                      9,000         884,250
   Lowes Companies Inc.            24,500       1,254,082
   Mattel Inc.                     20,387         465,068
   Mead Corp.                       7,200         211,045
   National Semiconductor
     Corp.<F*>                     11,400         153,900
   Northrop Corp.                   4,800         351,000
   Praxair                         11,000         387,750
   Rite Aid Corp.                  18,000         892,115
   Ryder System Inc.                5,100         132,600
   Sealed Air Corp.<F*>             5,833         297,845
   Service Corp. International     17,900         681,310
   Shared Medical Systems Corp.     1,900          94,763
   Sherwin-Williams                12,000         352,500
   Tektronix Inc.                   3,300          99,205
   Timken Co.                       4,300          81,162
   Waste Management Inc.           39,835       1,857,307
                                             ------------
                                               17,622,478
                                             ------------

 Insurance (2.44%)
   Aetna Inc.                      10,122         795,842
   Allstate Insurance              58,196       2,247,821
   American International
     Group Inc.                    74,652       7,213,250
   Aon Corp.                       11,750         650,655
   Cigna Corp.                     14,800       1,144,218
   Jefferson Pilot Corp.            7,450         558,750
   Kaufman & Broad Homebuilders     3,200          92,000
   Lincoln National Corp.           7,000         572,684
   MGIC Investment Corp.            7,900         314,515
   Marsh & McLennan Cos. Inc.      17,850       1,043,100
   Provident Companies Inc.         9,400         390,100
   St. Paul Companies Inc.         16,900         587,275
   Torchmark Corp.                  9,800         346,058
   UNUM Corp.                       9,600         560,400
   United Healthcare               13,600         585,643
                                             ------------
                                               17,102,311
                                             ------------
 International Oil (4.38%)
   Chevron Corp.                   45,600       3,781,927
   Exxon Corp.                    170,900      12,497,062
   Mobil Corp.                     55,000       4,791,875
   Royal Dutch Petroleum Co.      150,300       7,195,613
   Tenneco Inc.                    11,800         401,932
   Texaco Inc.                     37,800       1,998,675
                                             ------------
                                               30,667,084
                                             ------------
                   (continued)

                                  10


           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Liquor (0.52%)
   Anheuser-Busch Companies Inc.   33,650    $  2,208,281
   Brown Forman Corp. 'B'           4,800         363,298
   Seagram Co. Ltd.                27,900       1,060,200
                                             ------------
                                                3,631,779
                                             ------------
 Media (2.67%)
   CBS Corp.                       49,900       1,634,225
   Comcast Corp.                   26,200       1,537,599
   R R Donnelley & Sons Co.         9,700         424,976
   Dow Jones & Co.                  6,500         312,813
   Gannett Co. Inc.                20,300       1,309,350
   Harcourt General Inc.            4,900         260,616
   Interpublic Group Co.            9,500         757,625
   King World Productions<F*>       5,100         150,129
   Knight Ridder Inc.               5,500         281,188
   McGraw-Hill Inc.                 7,400         753,875
   Meredith Corp.                   3,700         140,137
   New York Times Co.              13,200         457,868
   Omnicom Group                   11,800         684,400
   Tele Communications Inc.
     Class 'A'<F*> (new)           36,500       2,018,888
   Time Warner Inc.                84,560       5,247,963
   Times Mirror Co.                 6,100         341,600
   Tribune Co.                      8,550         564,300
   Viacom Class B<F*>              25,000       1,850,000
                                             ------------
                                               18,727,552
                                             ------------
 Miscellaneous & Conglomerates
  (0.53%)
   Hartford Financial Services
     Group                         16,300         894,462
   ITT Industries Inc.              8,200         325,950
   Marriott International
     Class A                       17,850         517,650
   Minnesota Mining & Mfg.         28,150       2,002,169
                                             ------------
                                                3,740,231
                                             ------------
 Miscellaneous Finance (1.17%)
   American Express Co.            32,300       3,302,675
   American General Corp.          17,626       1,374,828
   Household International Inc.    34,753       1,377,088
   Merrill Lynch & Co. Inc.        24,300       1,622,025
   Transamerica Corp.               4,400         508,200
                                             ------------
                                                8,184,816
                                             ------------
 Motor Vehicles (1.43%)
   Dana Corp.                      11,487         469,531
   Eaton Corp.                      5,000         353,435
   Ford Motor Co.                  84,900       4,982,526
   General Motors                  46,050       3,295,430
   Genuine Parts Co.               12,425         415,455
   TRW Inc.                         8,500         477,590
                                             ------------
                                                9,993,967
                                             ------------
 Non-Durables & Entertainment (0.28%)
   Brunswick Corp.                  6,900         170,775
   Costco Companies Inc.<F*>       15,103       1,090,240
   Hasbro Inc.                      9,600         346,800
   Mirage Resorts Inc.<F*>         12,500         186,713
   Wendy's International Inc.       8,775         191,400
                                             ------------
                                                1,985,928
                                             ------------
 Non-Ferrous Metals (0.33%)
   Alcan Aluminum Limited          15,825         428,255
   Aluminum Co. of America         13,500       1,006,587
   Cyprus Amax Minerals Co.         6,450          64,500
   Inco Ltd.                       11,500         121,463
   Newmont Mining Corp.            11,577         209,104
   Phelps Dodge Corp.               4,100         208,588
   Reynolds Metals Co.              5,000         263,435
                                             ------------
                                                2,301,932
                                             ------------
 Optical Photographic Equipment (0.24%)
   Eastman Kodak Co.               22,500       1,620,000
   Polaroid Corp.                   3,045          56,902
                                             ------------
                                                1,676,902
                                             ------------

 Paper & Forest Products (0.93%)
   Bemis Co. Inc.                   3,700         140,367
   Boise Cascade Corp.              3,866         119,846
   Champion International           6,700         271,350
   Fort James Corp.                15,400         616,000
   Georgia-Pacific Corp.            6,500         380,653
   International Paper Co.         21,876         980,307
   Kimberly-Clark Corp.            38,172       2,080,374
   Louisiana Pacific Corp.          7,600         139,171
   Potlatch Corp.                   2,000          73,750
   Temple Inland Inc.               3,900         231,317
   Union Camp Corp.                 5,300         357,750
   Westvaco Corp.                   7,025         188,354
   Weyerhaeuser Co.                13,850         703,746
   Willamette Industries            7,700         257,950
                                             ------------
                                                6,540,935
                                             ------------
 Producer Goods (4.78%)
   Caterpillar Inc.                25,400       1,168,400
   Conseco Inc.                    21,723         663,898
   Cooper Industries Inc.           7,300         348,115
   Deere & Co.                     17,000         563,125
   Dover Corp.                     15,500         567,688
   FMC Corp.<F*>                    2,400         134,400

                      (continued)

                                      11

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Producer Goods (continued)
   General Electric Corp.         228,100    $ 23,280,342
   W W Grainger Inc.                6,806         283,300
   Illinois Tool Works Inc.        17,400       1,009,200
   Ingersoll-Rand Co.              11,500         539,775
   Johnson Controls Inc.            5,900         348,100
   Navistar Intl. Corp.<F*>         4,600         131,100
   Owens-Illinois Inc.<F*>         10,800         330,750
   Pall Corp.                       8,600         217,683
   Parker Hannifin Corp.            7,725         252,994
   Raychem Corp.                    5,800         187,410
   Tyco International Ltd.         45,443       3,428,156
                                             ------------
                                               33,454,436
                                             ------------
 Railroads & Shipping (0.48%)
   Burlington Northern Santa Fe    32,924       1,111,185
   CSX Corp.                       15,700         651,550
   Norfolk Southern Corp.          26,850         850,796
   Union Pacific Corp.             17,200         775,066
                                             ------------
                                                3,388,597
                                             ------------
 Retail (5.66%)
   Albertsons Inc.                 17,600       1,120,891
   American Stores Co.             19,100         705,497
   Autozone Inc.<F*>               10,600         349,132
   Cardinal Health Inc.            13,900       1,054,663
   Consolidated Stores Corp.<F*>    8,025         162,001
   Dayton-Hudson Corp.             31,100       1,687,175
   Dillard's Inc.                   7,700         218,487
   Dollar General                  12,875         304,172
   Federated Department
     Stores<F*>                    14,700         640,361
   Gap Inc.                        41,525       2,335,780
   Great Atlantic & Pacific
     Tea Co.                        2,600          77,025
   K Mart Corp.<F*>                34,300         525,202
   Kohl's Corp. (Wisconsin)<F*>    11,000         675,807
   Kroger Co.<F*>                  17,900       1,082,950
   Limited Inc.                    16,300         474,738
   Longs Drug Store                 2,700         101,250
   May Department Stores Co.       16,084         971,072
   McDonald's Corp.                47,700       3,655,013
   Fred Meyer Inc.<F*>             10,700         644,675
   Nordstrom Inc.                  10,800         374,620
   J C Penney Co. Inc.             17,600         825,000
   Pep Boys                         4,400          69,023
   Safeway Inc.<F*>                33,900       2,065,764
   Sears Roebuck & Co.             27,800       1,181,500
   Staples Inc.<F*>                21,900         956,745
   Supervalu Inc.                   8,400         235,200
   TJX Cos. Inc.                   22,100         640,900
   Tandy Corp.                      7,000         288,309
   Toys 'R' Us<F*>                 18,112         305,640
   Tricon Global Restaurants<F*>   10,620         532,328
   Tupperware Inc.                  4,000          65,747
   Venator Group Inc.<F*>           9,400          60,508
   Wal-Mart Stores Inc.           156,700      12,761,178
   Walgreen Co.                    34,700       2,032,101
   Winn-Dixie Stores Inc.          10,800         484,650
                                             ------------
                                               39,665,104
                                             ------------
 Soaps & Cosmetics (4.22%)
   Alberto Culver Co. 'B'           3,800         101,411
   Avon Products Inc.              18,300         809,775
   Bristol-Myers Squibb Co.        69,680       9,324,020
   Clorox Co.                       8,300         969,540
   Colgate-Palmolive Co.           20,600       1,913,225
   Gillette Co.                    78,700       3,802,154
   International Flavors
     & Fragrances                   7,500         331,403
   Procter & Gamble Co.            94,000       8,583,327
   Unilever NV                     44,600       3,698,990
                                             ------------
                                               29,533,845
                                             ------------
 Steel (0.12%)
   Allegheny Teledyne Inc.         13,700         279,987
   Bethlehem Steel Corp.<F*>        9,000          75,375
   Nucor Corp.                      6,100         263,825
   USX US Steel                     6,071         139,633
   Worthington Industries, Inc.     6,700          83,750
                                             ------------
                                                  842,570
                                             ------------
 Telephone (10.22%)
   A T & T Corp.                  126,647       9,530,187
   Airtouch Communications
     Inc.<F*>                      40,464       2,918,466
   Alltel                          19,100       1,142,409
   Ameritech Corp.                 77,292       4,898,381
   Ascend Communications Inc.<F*>  15,500       1,019,125
   Bell Atlantic Corp.            108,840       5,768,520
   Bellsouth Corp.                138,188       6,892,126
   Frontier Corp.                  11,900         404,600
   GTE Corp.                       67,700       4,400,500
   Lucent Technologies             93,182      10,250,020
   MCI Worldcom Inc.<F*>          124,446       8,929,001
   Mediaone Inc.<F*>               42,464       1,995,808
   Nextel Communications
     Inc.-A<F*>                    19,900         470,138
   SBC Communications Inc.        137,162       7,355,312
   Scientific Atlanta               5,200         118,622
   Sprint Corp.<F*>                30,500       2,565,813
   Sprint PCS Group                29,250         676,406
   US West Inc.                    35,407       2,288,177
                                             ------------
                                               71,623,611
                                             ------------

                       (continued)

                                      12

           GENERAL AMERICAN CAPITAL COMPANY S & P 500 INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                     SHARES        VALUE
 --------------------------------------------------------
 Tires Rubber Goods (0.08%)
   Goodyear Tire & Rubber Co.      10,972    $    553,395
                                             ------------
 Tobacco (1.52%)
   Fortune Brands Inc.             12,000         379,500
   Philip Morris Companies Inc.   170,450       9,119,075
   RJR Nabisco Holdings            22,600         670,926
   UST Inc.                        12,900         449,888
                                             ------------
                                               10,619,389
                                             ------------
 Travel & Recreation (0.95%)
   Carnival Cruise Lines
     Class A                       42,000       2,016,000
   Walt Disney Productions        143,600       4,308,000
   Hilton Hotels Corp.             18,100         346,163
                                             ------------
                                                6,670,163
                                             ------------
 Trucking & Freight (0.04%)
   Eastern Enterprises              1,600          70,000
   Paccar Inc.                      5,400         222,075
                                             ------------
                                                  292,075
                                             ------------
 Utilities, Electrical & Gas (1.47%)
   AES Corp.<F*>                   12,700         601,663
   Ameren Corp.                     9,600         409,795
   Carolina Power & Light Co.      11,000         517,682
   Cinergy Corp.                   11,054         379,981
   DTE Energy Co.                  10,100         433,038
   Duke Energy Corp.               25,141       1,610,583
   Firstenergy Corp.               16,500         537,273
   GPU Inc.                         8,900         393,264
   Nicor Inc.                       3,300         139,425
   PECO Energy Co.                 15,500         645,188
   P G & E Corp.                   26,600         837,900
   P P & L Resources Inc.          10,500         292,687
   Pacificorp                      20,700         435,983
   Public Service Enterprise
     Group                         16,150         646,000
   Sempra Energy                   16,722         424,321
   Southern Co.                    49,100       1,426,944
   Unicom Corp.                    15,100         582,286
                                             ------------
                                               10,314,013
                                             ------------
 TOTAL COMMON STOCK (99.68%)
   (COST $349,322,467)                        698,213,424
                                             ------------

---------------------------------------------------------
                                  PAR           MARKET
SHORT TERM SECURITIES            VALUE          VALUE
---------------------------------------------------------
 Commercial Paper (0.32%)
   Delmarva Power & Light,
     4.95%, due 1/4/99         $2,270,000    $  2,269,064
                                             ------------
 TOTAL SHORT TERM SECURITIES (0.32%)
   (AMORTIZED COST $2,269,064)                  2,269,064
                                             ------------

 TOTAL INVESTMENTS (100.00%)
   (AMORTIZED COST $351,591,531)              700,482,488

   Other net assets (0.00%)                         6,956
                                             ------------
 TOTAL NET ASSETS (100.00%)                  $700,489,444
                                             ============

 <F*> Non-income producing securities.

 See accompanying notes to the financial statements.


              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 The General American Capital Company Money Market Fund produced a net return of 5.6 percent in 1998.

 This fund ranked #1 for its net return in 1998 and for the last five years when compared with approximately 100 other variable annuity funds of similar size according to Lipper, Inc., a nationally recognized analytical firm.

 While the Federal Reserve held interest rates steady during the first half of 1998, they lowered rates on three separate occasions during the last six months of the year. Thus the Federal Funds rate was reduced by a total of 75 basis points to 4.75 percent. Prior to these rate cuts, the Federal Reserve had not changed interest rates since early in 1997.

 Throughout the year the average maturity of the fund was extended when value was found on the yield curve. As a result the weighted average maturity of the fund on 12/31/98 was lengthened to 36.8 days compared to 23.5 days at the end of 1997.

 Money market funds continue to be an attractive investment for those investors looking for some security in unstable times.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

  DATE    MONEY MARKET FUND
12/31/88     10,000.00
06/30/89     10,487.45
12/31/89     10,955.61
06/30/90     11,413.74
12/31/90     11,879.47
06/30/91     12,269.80
12/31/91     12,614.65
06/30/92     12,869.37
12/31/92     13,082.36
06/30/93     13,280.93
12/31/93     13,484.61
06/30/94     13,717.63
12/31/94     14,051.88
06/30/95     14,474.70
12/31/95     14,889.14
06/30/96     15,286.44
12/31/96     15,709.09
06/30/97     16,142.03
12/31/97     16,605.23
06/30/98     17,072.49
12/31/98     17,538.45


 ---------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 ---------------------------------------------------------------------------------------------------

PERIODS ENDED DECEMBER 31, 1998               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                   5.62%        5.40%          5.78%         5.99%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Short term securities                 $234,909,622
                                           ------------
       Total investments                    234,909,622
   Cash                                           9,404
   Interest receivable                          167,097
                                           ------------
       Total assets                         235,086,123
                                           ------------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      24,569
   Payable to General American Life
    Insurance Company                            15,725
                                           ------------
       Total liabilities                         40,294
                                           ------------
         Total net assets                  $235,045,829
                                           ============

 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                12,209,576

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      19.25

 TOTAL AMORTIZED COST OF INVESTMENTS       $234,906,040


 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------

 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Interest                                 $11,723,154
                                            -----------
     Total investment income                 11,723,154
                                            -----------
 EXPENSES:
   Investment management charge                 258,922
   Administrative charge                        165,709
                                            -----------
     Total expenses                             424,631
                                            -----------
       Net investment income                 11,298,523
                                            -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $11,298,523
                                            ===========

 --------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 --------------------------------------------------------------------------------------------------
                                                                YEAR ENDED              YEAR ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   1998                    1997
                                                               ------------            ------------
 Operations:
     Net investment income                                      $11,298,523            $  5,892,718
                                                               ------------            ------------
         Net increase in net assets from operations              11,298,523               5,892,718
     Capital share transactions                                  49,176,804              67,252,183
                                                               ------------            ------------
         Net increase in net assets                              60,475,327              73,144,901
     Net assets, beginning of year                              174,570,502             101,425,601
                                                               ------------            ------------
 Net assets, end of year                                       $235,045,829            $174,570,502
                                                               ============            ============

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                          ------------------------------------------------------------------
                                                            1998           1997           1996          1995          1994
                                                          --------       --------       --------       -------       -------
 Net asset value, beginning of year <F1>                  $  18.23       $  17.24       $  16.34       $ 15.42       $ 14.80
 Income from operations:
 Net investment income                                        1.02           0.99           0.90          0.92          0.62
                                                          --------       --------       --------       -------       -------
 Net asset value, end of year                             $  19.25       $  18.23       $  17.24       $ 16.34       $ 15.42
                                                          ========       ========       ========       =======       =======

 Total return <F2>                                           5.62%          5.71%          5.51%         5.96%         4.21%

 Net assets, end of period (in thousands)                 $235,046       $174,571       $101,426       $70,574       $93,339
 Ratio of expenses to average net assets <F3>                0.21%          0.21%          0.21%         0.21%         0.21%
 Ratio of net investment income to average
   net assets <F3>                                           5.45%          5.60%          5.37%         5.78%         4.17%
 Portfolio turnover rate                                      <F4>           <F4>           <F4>          <F4>          <F4>

                                                                                YEAR ENDED DECEMBER 31
                                                          ------------------------------------------------------------------
                                                            1993           1992           1991          1990          1989
                                                          --------       --------       --------       -------       -------
 Net asset value, beginning of year <F1>                  $  14.36       $  13.85       $  13.04       $ 12.03       $ 10.98
 Income from operations:
 Net investment income                                        0.44           0.51           0.81          1.01          1.05
                                                          --------       --------       --------       -------       -------
 Net asset value, end of year                             $  14.80       $  14.36       $  13.85       $ 13.04       $ 12.03
                                                          ========       ========       ========       =======       =======

 Total return <F2>                                           3.07%          3.71%          6.19%         8.43%         9.56%

 Net assets, end of year (in thousands)                   $ 84,430       $ 84,880       $ 84,090       $85,901       $53,648
 Ratio of expenses to average net assets <F3>                0.21%          0.21%          0.21%         0.21%         0.21%
 Ratio of net investment income to average
   net assets <F3>                                           3.06%          3.68%          6.10%         8.17%         9.26%
 Portfolio turnover rate                                      <F4>           <F4>           <F4>          <F4>          <F4>

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> A portfolio turnover rate is not calculated for securities on which the maturity or expiration dates at the time of acquisition were one year or less.

 See accompanying notes to the financial statements.

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 COMMERCIAL PAPER
 Asset Backed (81.02%)
   Barton Capital Corp.<F*>                             $ 1,000,000           5.53           02/02/99       $    995,188
   Barton Capital Corp.<F*>                               2,000,000           5.27           01/14/99          1,996,149
   Barton Capital Corp.<F*>                               2,300,000           5.42           01/27/99          2,291,291
   Barton Capital Corp.<F*>                                 503,000           5.37           03/15/99            497,871
   Barton Capital Corp.<F*>                               3,116,000           5.79           04/01/99          3,077,013
   Bavaria Global Corp.<F*>                               5,000,000           5.45           01/15/99          4,989,190
   Bavaria Global Corp.<F*>                               5,000,000           5.20           03/22/99          4,944,244
   Check Point Charlie<F*>                                1,400,000           5.76           01/14/99          1,397,305
   Check Point Charlie<F*>                                2,500,000           5.37           01/27/99          2,490,533
   Check Point Charlie<F*>                                5,000,000           5.39           01/27/99          4,981,067
   Check Point Charlie<F*>                                  500,000           5.38           01/07/99            499,564
   Check Point Charlie<F*>                                1,000,000           6.12           01/15/99            997,628
   Compass Securitization<F*>                             1,525,000           5.88           01/22/99          1,519,796
   Edison Asset Securitization<F*>                        4,000,000           5.38           01/25/99          3,986,185
   Edison Asset Securitization<F*>                        7,500,000           5.25           02/16/99          7,449,429
   Grand Funding<F*>                                      1,500,000           5.43           01/20/99          1,495,913
   Grand Funding<F*>                                      8,100,000           5.30           01/22/99          8,074,715
   Kitty Hawk Funding Corp.<F*>                           1,320,000           5.53           01/29/99          1,314,353
   Kitty Hawk Funding Corp.<F*>                           5,000,000           6.76           01/05/99          4,996,250
   Lexington Parker Capital<F*>                             690,000           5.53           01/22/99            687,726
   Lexington Parker Capital<F*>                           5,000,000           5.29           01/22/99          4,983,779
   Lexington Parker Capital<F*>                             813,000           5.53           02/05/99            808,692
   Lexington Parker Capital<F*>                           1,000,000           5.35           01/19/99            997,418
   Lexington Parker Capital<F*>                           1,146,000           5.53           01/26/99          1,141,824
   Market Street Funding<F*>                              5,200,000           5.46           02/01/99          5,175,730
   Moat Funding<F*>                                       5,000,000           5.42           01/15/99          4,989,190
   Moat Funding<F*>                                       2,500,000           5.38           01/29/99          2,489,635
   Moat Funding<F*>                                       1,125,000           5.30           03/09/99          1,114,451
   Mont Blanc<F*>                                         1,073,000           5.48           01/14/99          1,070,934
   Mont Blanc<F*>                                         2,315,000           5.68           01/26/99          2,305,917
   Mont Blanc<F*>                                         5,000,000           5.26           01/26/99          4,981,779
   MPF Limited<F*>                                        3,000,000           5.49           01/05/99          2,998,255
   MPF Limited<F*>                                        3,600,000           5.42           01/20/99          3,590,192
   MPF Limited<F*>                                        3,200,000           5.47           01/20/99          3,191,282
   Pegasus Two Ltd.<F*>                                   5,275,000           5.47           01/26/99          5,255,777
   Pegasus Two Ltd.<F*>                                   2,000,000           5.47           02/12/99          1,987,324
   Pooled Accounts Receivable                               821,000           5.79           01/04/99            820,607
   Pooled Accounts Receivable                             2,895,000           5.64           01/29/99          2,882,391
   Remsen Funding Corp. "A"<F*>                          11,000,000           8.01           01/04/99         10,992,667
   Sand Dollar Funding<F*>                               11,300,000           5.08           02/12/99         11,233,424
   Seven Hills Funding Corp.<F*>                          7,000,000           6.26           01/04/99          6,996,354

                                                                    (continued)

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 Asset Backed (continued)
   Sheffield Receivables                                $ 2,600,000           5.20           02/16/99       $  2,582,469
   Sheffield Receivables                                  5,000,000           5.20           02/16/99          4,966,286
   Sheffield Receivables                                  2,325,000           5.45           03/05/99          2,304,470
   Thames Asset Global Securities<F*>                     1,500,000           5.59           01/14/99          1,496,994
   Thames Asset Global Securities<F*>                     3,000,000           5.28           01/15/99          2,993,514
   Thames Asset Global Securities<F*>                     3,000,000           5.24           02/16/99          2,979,772
   Thames Asset Global Securities<F*>                       260,000           5.24           02/16/99            258,247
   Thames Asset Global Securities<F*>                       650,000           5.36           03/19/99            643,018
   Tulip Funding Corp.<F*>                                3,000,000           5.47           01/04/99          2,998,691
   Tulip Funding Corp.<F*>                                5,000,000           5.29           01/05/99          4,997,091
   Tulip Funding Corp.<F*>                                1,200,000           5.50           01/29/99          1,195,025
   Twin Towers<F*>                                        5,000,000           5.39           02/22/99          4,961,429
   Windmill Funding Corp.<F*>                             2,000,000           5.50           01/29/99          1,991,522
   Windmill Funding Corp.<F*>                             1,650,000           5.44           01/14/99          1,646,788
   Windmill Funding Corp.<F*>                             3,000,000           5.53           01/27/99          2,987,975
   Wood Street Funding<F*>                                1,000,000           5.79           01/11/99            998,403
   Wood Street Funding<F*>                                1,796,000           5.27           01/15/99          1,792,117
   Wood Street Funding<F*>                                5,000,000           5.52           01/29/99          4,979,271
   World Omni<F*>                                         5,000,000           5.52           02/05/99          4,973,741
                                                                                                            ------------
                                                                                                             190,435,855
                                                                                                            ------------
 Financial (10.14%)
   Banca CRT Financial Corp.                              2,925,000           5.25           02/16/99          2,905,277
   Countrywide Home Loans                                 5,000,000           5.27           01/22/99          4,984,392
   Svenska Handelsbanken, Inc.<F*>                       11,000,000           7.26           01/04/99         10,993,354
   Yorkshire Building Society<F*>                         5,000,000           5.12           03/02/99          4,957,905
                                                                                                            ------------
                                                                                                              23,840,928
                                                                                                            ------------
 Bond Insurance (3.25%)
   Cooperative Association of Tractor Dealers "A"           700,000           6.03           01/22/99            697,550
   Cooperative Association of Tractor Dealers "A"         2,500,000           5.31           02/12/99          2,484,392
   Cooperative Association of Tractor Dealers "A"         2,000,000           5.32           03/22/99          1,976,234
   Cooperative Association of Tractor Dealers "B"         2,500,000           5.97           01/14/99          2,494,628
                                                                                                            ------------
                                                                                                               7,652,804
                                                                                                            ------------
 Pharmaceutical (1.27%)
   Allergan Inc.<F*>                                      3,000,000           5.53           02/12/99          2,980,535
                                                                                                            ------------
 TOTAL COMMERCIAL PAPER (95.68%) (AMORTIZED COST $224,908,595)                                               224,910,122
                                                                                                            ------------

                                                                    (continued)

              GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
                                                            PAR             INTEREST         MATURITY          MARKET
 SHORT TERM SECURITIES                                     VALUE            RATE (%)           DATE            VALUE
 -----------------------------------------------------------------------------------------------------------------------
 FLOATING RATE NOTE
   Federal Home Loan Bank                               $ 5,000,000           5.00           11/10/99       $  4,999,500
                                                                                                            ------------
 TOTAL FLOATING RATE NOTE (2.13%) (AMORTIZED COST
 $4,997,445)                                                                                                   4,999,500
                                                                                                            ------------
 TIME DEPOSITS
   Banco Espirito Santo Euro                              5,000,000           5.75           07/20/99          5,000,000
                                                                                                            ------------
 TOTAL TIME DEPOSIT (2.13%) (AMORTIZED COST
 $5,000,000)                                                                                                   5,000,000
                                                                                                            ------------

 TOTAL INVESTMENTS (99.94%) (AMORTIZED COST
 $234,906,040)                                                                                               234,909,622
   Other net assets (0.06%)                                                                                      136,207
                                                                                                            ------------
 TOTAL NET ASSETS (100.00%)                                                                                 $235,045,829
                                                                                                            ============

 <F*> Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board of directors.

See accompanying notes to the financial statements.

               GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 -------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 -------------------------------------------------------------------------------

 The Bond Index Fund posted four consecutive quarters of positive returns in 1998. Interest rates remained in a tight range for the first half of the year. In the second half, interest rates declined, Treasuries rallied, and corporate bond spreads widened. The currency and economic problems of Russia and Asia sent the risk premium on corporates upward to levels not seen since the 1991 recession. Jittery investors fled to the highest quality securities they could find. A buying frenzy in Treasuries ensued. As international problems developed, the Federal Reserve felt a need to act for the first time since March 1997. The Fed responded by lowering the Federal Funds rate three times, bringing the Funds rate to 4.8 percent.

 The Bond Index Fund was able to participate in some of the Treasury rally, but lagged its benchmark index, the Lehman Government/Corporate Bond Index, in the third quarter due to the portfolio's position in corporate bonds. For the year, Treasuries outperformed corporates. Treasuries averaged 10.0 percent and corporates averaged 8.6 percent during the last 12 months. After starting the year at 5.9 percent, the yield on the benchmark 30-year Treasury finished at
 5.1 percent. With little change expected in interest rates and a low inflation environment, corporate bonds will have an opportunity to outperform Treasuries in the coming months. Corporate bond spreads are still historically wide, while debt-service burdens remain low for the corporate sector as a whole.

 -------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 -------------------------------------------------------------------------------

                                    [GRAPH]

  DATE    BOND INDEX FUND  LEHMAN BROS GOV/CORP BOND INDEX
12/31/88     10,000.00              10,000.00
06/30/89     10,628.48              10,922.40
12/31/89     11,031.51              11,422.86
06/30/90     11,339.85              11,699.41
12/31/90     12,034.63              12,370.14
06/30/91     12,505.18              12,895.62
12/31/91     13,719.33              14,364.95
06/30/92     14,088.53              14,723.50
12/31/92     14,620.95              15,453.34
06/30/93     15,715.30              16,659.63
12/31/93     16,140.12              17,162.42
06/30/94     15,404.67              16,417.06
12/31/94     15,488.68              16,559.89
06/30/95     17,292.77              18,512.30
12/31/95     18,434.07              19,745.96
06/30/96     18,091.47              19,374.34
12/31/96     18,991.29              20,319.61
06/30/97     19,498.18              20,875.76
12/31/97     20,764.17              22,301.37
06/30/98     21,589.95              23,231.78
12/31/98     22,551.55              24,412.19


 ---------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 ---------------------------------------------------------------------------------------------------

PERIODS ENDED DECEMBER 31, 1998               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                   8.61%        6.92%          8.47%         8.55%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

               GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                  $66,880,432
     Short term securities                    1,191,248
                                            -----------
       Total investments                     68,071,680
   Cash                                           4,318
   Interest receivable                        1,118,387
                                            -----------
       Total assets                          69,194,385
                                            -----------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      14,406
   Payable to General American Life
    Insurance Company                             2,881
                                            -----------
       Total liabilities                         17,287
                                            -----------
         Total net assets                   $69,177,098
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    2,746,252

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     25.19

 TOTAL AMORTIZED COST OF INVESTMENTS        $65,457,879

 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Interest                                  $3,668,432
                                             ----------
     Total investment income                  3,668,432
                                             ----------
 EXPENSES:
   Investment management charge                 150,887
   Administrative charge                         30,177
                                             ----------
     Total expenses                             181,064
                                             ----------
       Net investment income                  3,487,368
                                             ----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments             126,562
                                             ----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain from investments       1,349,803
                                             ----------
 NET INCREASE IN NET ASSETS FROM OPERATIONS  $4,963,733
                                             ==========

 ------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 ------------------------------------------------------------------------------------------------
                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                   1998                   1997
                                                               -----------            -----------
 Operations:
     Net investment income                                     $3,487,368             $ 2,383,298
     Net realized gain on investments                             126,562                  50,805
     Net unrealized gain on investments                         1,349,803                 990,628
                                                               -----------            -----------
         Net increase in net assets from operations             4,963,733               3,424,731
     Capital share transactions                                15,883,675               6,890,277
                                                               -----------            -----------
         Net increase in net assets                            20,847,408              10,315,008
     Net assets, beginning of year                             48,329,690              38,014,682
                                                               -----------            -----------
 Net assets, end of year                                       $69,177,098            $48,329,690
                                                               ===========            ===========

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND<F*>

 --------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 --------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         1998           1997           1996           1995           1994
                                                       --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>               $  23.19       $  21.21       $  20.59       $  17.30       $  18.03
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     1.40           1.39           1.29           1.25           1.06
 Net realized and unrealized gain (loss) on
   investments                                             0.60           0.59          (0.67)          2.04          (1.79)
                                                       --------       --------       --------       --------       --------
 Net increase (decrease) in asset value per
   share                                                   2.00           1.98           0.62           3.29          (0.73)
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  25.19       $  23.19       $  21.21       $  20.59       $  17.30
                                                       ========       ========       ========       ========       ========

 Total return <F2>                                        8.61%          9.34%          3.02%         19.02%         -4.04%

 Net assets, end of period (in thousands)              $ 69,177       $ 48,330       $ 38,015       $ 39,316       $ 26,458
 Ratio of expenses to average net assets
   <F3><F*>                                               0.30%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average
   net assets <F3>                                        5.80%          6.25%          6.26%          6.43%          6.19%

 Portfolio turnover rate                                 54.00%         47.40%         44.28%         35.35%         46.42%

                                                                              YEAR ENDED DECEMBER 31
                                                       --------------------------------------------------------------------
                                                         1993           1992           1991           1990           1989
                                                       --------       --------       --------       --------       --------
 Net asset value, beginning of year <F1>               $  16.33       $  15.32       $  13.44       $  12.32       $  11.17
                                                       --------       --------       --------       --------       --------
 Income from operations:
 Net investment income                                     1.07           1.09           1.08           1.03           0.98
 Net realized and unrealized gain (loss) on
   investments                                             0.63          (0.08)          0.80           0.09           0.17
                                                       --------       --------       --------       --------       --------
 Net increase in asset value per share                     1.70           1.01           1.88           1.12           1.15
                                                       --------       --------       --------       --------       --------
 Net asset value, end of year                          $  18.03       $  16.33       $  15.32       $  13.44       $  12.32
                                                       ========       ========       ========       ========       ========

 Total return <F2>                                       10.39%          6.57%         14.00%          9.09%         10.32%

 Net assets, end of year (in thousands)                $ 47,636       $ 20,217       $ 14,438       $ 11,137       $  9,545
 Ratio of expenses to average net assets
   <F3><F*>                                               0.30%          0.39%          0.42%          0.42%          0.43%
 Ratio of net investment income to average
   net assets <F3>                                        6.11%          6.89%          7.63%          8.12%          8.24%
 Portfolio turnover rate                                  8.80%         43.50%          2.23%         18.88%         28.57%

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.

 <F*> Name and investment objective changed from Intermediate Bond Fund on
 October 1, 1992. The Investment advisor charges changed from .375 percent to .250 percent of the average daily value of the net assets on October 1, 1992. The objective of the Bond Index Fund is to provide a rate of return that reflects the performance of the publicly traded bond market as a whole.

 See accompanying notes to the financial statements.

               GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 ------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 CORPORATE BONDS
 Business Machines (0.73%)
   Comdisco Inc., 6.5%, due 06/15/2000                         $  500,000       $   501,940
                                                                                -----------
 Commercial Banking (6.83%)
   ABN AMRO Bank-NY, 7.125%, due 10/15/2093                       500,000           513,900
   First National Bank Omaha, 7.32%, due 12/01/2010             1,500,000         1,638,420
   Golden State Escrow Corp., 7.125%, due 08/01/2005            1,000,000           985,320
   Nationsbank Corp., 5.375%, due 04/15/2000                      500,000           499,845
   Wells Fargo Capital, 7.95%, due 12/01/2026                   1,000,000         1,090,600
                                                                                -----------
                                                                                  4,728,085
                                                                                -----------
 Domestic Oil (1.52%)
   Dual Drilling Co., 9.875%, due 01/15/2004                    1,000,000         1,051,800
                                                                                -----------
 Finance (Non-Banking) (2.20%)
   Merrill Lynch & Co. Inc., 8.25%, due 11/15/1999                500,000           511,840
   Pitney Bowes Credit Corp., 5.65%, due 01/15/2003             1,000,000         1,012,590
                                                                                -----------
                                                                                  1,524,430
                                                                                -----------
 Food & Agriculture (0.73%)
   Coca Cola Enterprises, 5.75%, due 11/01/2008                   500,000           503,700
                                                                                -----------
 Industrial Miscellaneous (1.58%)
   Norfolk Southern, 7.875%, due 02/15/2004                     1,000,000         1,093,640
                                                                                -----------
 Entertainment (0.72%)
   Disney (Walt) Co., 5.125%, due 12/15/2003                      500,000           497,230
                                                                                -----------
 Motor Vehicles (0.74%)
   Ford Motor Company, 6.625%, due 10/01/2028                     500,000           513,465
                                                                                -----------
 Retail (3.80%)
   Lowes Companies Inc., 6.875%, due 02/15/2028                 1,000,000         1,049,710
   Rite-Aid Corp., 6.875%, due 08/15/2013                         500,000           517,485
   Wal-Mart Stores, 9.10%, due 07/15/2000                       1,000,000         1,059,770
                                                                                -----------
                                                                                  2,626,965
                                                                                -----------
 Telephone (3.04%)
   Southwestern Bell, 6.625%, due 07/15/2007                    1,000,000         1,079,700
   Sprint Capital Corp., 6.125%, due 11/15/2008                 1,000,000         1,021,830
                                                                                -----------
                                                                                  2,101,530
                                                                                -----------
 Travel & Recreation (1.04%)
   Hertz Corp., 7.00%, due 04/15/2001                             700,000           719,558
                                                                                -----------
 Utilities, Electrical & Gas (3.34%)
   Hydro Quebec, 8.40%, due 01/15/2022                          1,000,000         1,243,960
   Pacific Gas & Electric, 7.25%, due 08/01/2026                  500,000           531,580
   Texas Utilities Electric, 8.125%, due 02/01/2002               500,000           537,940
                                                                                -----------
                                                                                  2,313,480
                                                                                -----------
 TOTAL CORPORATE BONDS (26.27%) (AMORTIZED COST $17,295,487)                     18,175,823
                                                                                -----------

                                                                    (continued)

                                      23

               GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 ------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES
 United States Government Securities (52.94%)
   US Treasury Bonds, 10.75%, due 02/15/2003                   $1,000,000       $ 1,222,500
   US Treasury Bonds, 9.875%, due 11/15/2015                      500,000           752,030
   US Treasury Notes, 9.25%, due 02/15/2016                       500,000           717,345
   US Treasury Bonds, 7.50%, due 11/15/2016                     1,000,000         1,242,190
   US Treasury Bonds, 8.75%, due 05/15/2017                     1,000,000         1,391,090
   US Treasury Bonds, 8.125%, due 08/15/2019                    1,000,000         1,335,470
   US Treasury Bonds, 7.875%, due 02/15/2021                      800,000         1,052,128
   US Treasury Notes, 6.25%, due 08/15/2023                     1,000,000         1,117,660
   US Treasury Notes, 6.125%, due 11/15/2027                    1,000,000         1,119,370
   US Treasury Bonds, 5.50%, due 08/15/2028                     2,000,000         2,093,440
   US Treasury Notes, 6.625%, due 03/31/2002                    1,000,000         1,057,030
   US Treasury Notes, 6.50%, due 05/31/2002                       800,000           844,624
   US Treasury Notes, 6.25%, due 06/30/2002                     1,000,000         1,049,690
   US Treasury Notes, 6.00%, due 08/15/2000                     1,000,000         1,020,620
   US Treasury Notes, 5.75%, due 10/31/2002                       700,000           725,158
   US Treasury Notes, 5.50%, due 01/31/2003                     1,000,000         1,029,530
   US Treasury Notes, 5.50%, due 02/15/2008                     1,000,000         1,059,690
   US Treasury Notes, 7.50%, due 11/15/2001                     1,250,000         1,344,138
   US Treasury Notes, 6.00%, due 10/15/1999                       400,000           404,000
   US Treasury Notes, 5.75%, due 08/15/2003                     1,500,000         1,566,330
   US Treasury Notes, 7.25%, due 05/15/2004                     1,000,000         1,120,780
   US Treasury Notes, 7.25%, due 08/15/2004                     1,000,000         1,124,220
   US Treasury Notes, 7.50%, due 10/31/1999                     1,000,000         1,022,340
   US Treasury Notes, 7.75%, due 12/31/1999                     1,000,000         1,029,840
   US Treasury Notes, 6.75%, due 04/30/2000                     1,000,000         1,026,250
   US Treasury Notes, 6.125%, due 09/30/2000                    1,000,000         1,024,530
   US Treasury Notes, 5.875%, due 11/15/2005                    1,000,000         1,066,720
   US Treasury Notes, 5.625%, due 11/30/2000                    1,000,000         1,017,810
   US Treasury Notes, 6.50%, due 05/31/2001                     1,000,000         1,041,720
   US Treasury Notes, 7.00%, due 07/15/2006                     1,000,000         1,138,590
   US Treasury Notes, 8.50%, due 02/15/2000                       650,000           676,709
   US Treasury Notes, 8.875%, due 05/15/2000                      500,000           527,420
   US Treasury Notes, 6.375%, due 09/30/2001                    1,000,000         1,043,750
   US Treasury Notes, 6.50%, due 10/18/2006                       500,000           554,610
   US Treasury Bonds, 7.75%, due 02/15/2001                     1,000,000         1,061,720
                                                                                -----------
                                                                                 36,621,042
                                                                                -----------
 Other Government Securities (1.79%)
   State of Israel, 6.375%, due 12/15/2005                      1,000,000           969,940
   Manitoba Province, 9.00%, due 12/15/2000                       250,000           268,228
                                                                                -----------
                                                                                  1,238,168
                                                                                -----------
 TOTAL GOVERNMENT SECURITIES (54.73%) (AMORTIZED COST
   $36,548,658)                                                                  37,859,210
                                                                                -----------

                                                                    (continued)

                                      24

               GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

 ------------------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 BONDS                                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 AGENCY SECURITIES
 Government & State Agency (15.68%)
   FNMA, 6.80%, due 01/10/2003                                 $  500,000       $   529,455
   FNMA, 5.250%, due 01/15/2003                                 1,000,000         1,006,870
   FNMA, 5.750%, due 02/15/2008                                 1,000,000         1,035,470
   FNMA, 5.625%, due 03/15/2001                                 2,000,000         2,029,380
   FNMA, 5.750%, due 04/15/2003                                 1,000,000         1,026,560
   FNMA, 5.750%, due 06/15/2005                                 1,000,000         1,032,500
   FNMA, 6.160%, due 08/07/2028                                   401,000           419,546
   FNMA, 6.210%, due 08/06/2038                                   625,000           655,468
   FNMA, 5.490%, due 08/18/2000                                 1,000,000         1,007,810
   FNMA Global Benchmark Note, 6.00%, due 05/15/2008            1,000,000         1,055,620
   Tennessee Valley Authority, 6.00% due 03/15/2013             1,000,000         1,046,720
                                                                                -----------
 TOTAL GOVERNMENT AND STATE AGENCY SECURITIES (15.68%)
   (AMORTIZED COST $10,422,486)                                                  10,845,399
                                                                                -----------
 TOTAL BONDS (96.68%) (AMORTIZED COST $64,266,631)                               66,880,432
                                                                                -----------

 ------------------------------------------------------------------------------------------
                                                                  PAR             MARKET
 SHORT TERM SECURITIES                                           VALUE             VALUE
 ------------------------------------------------------------------------------------------
 Commercial Paper (1.72%)
   Eagle Funding Capital Corp., due 01/02/1999                  1,002,000         1,001,326
   Delmarva Power & Light, due 01/04/1999                         190,000           189,922
                                                                                -----------
 TOTAL SHORT TERM SECURITIES (1.72%) (AMORTIZED COST
   $1,191,248)                                                                    1,191,248
                                                                                -----------

 TOTAL INVESTMENTS (98.40%) (AMORTIZED COST $65,457,879)                         68,071,680

   Other net assets (1.60%)                                                       1,105,418
                                                                                -----------
 TOTAL NET ASSETS (100.00%)                                                     $69,177,098
                                                                                ===========

See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 The Managed Equity Fund made a strong recovery in the fourth quarter with a return of 24.0 percent compared to 21.3 percent for the S & P 500 Index, 17.8 percent for the benchmark Lipper Growth and Income Funds and 17.4 percent for the S & P 500/Barra Value Index. For the year, the fund returned 14.2 percent versus 28.6 for the S & P 500. The outstanding return in 1998 by the S & P 500, for the fourth consecutive year, masks the challenge faced by the broader market. Investors experienced unprecedented performance divergence in which the returns for the largest capitalization, growth-oriented stocks sharply outpaced all other market segments. The strong performance for the fund in the fourth quarter is due in part to a modest recovery in the traditional value style, but more to the fund's focus on stocks within the value style that are both large capitalization and provide earnings visibility.

 Throughout the year, positive stock performance followed from the sectors of the economy that proved most robust: diversified manufacturing, telecommunications, consumer cyclicals, diversified financials and technology. In the third quarter, the correction that accompanied fears of a major economic slowdown set the stage for major recoveries in select industries once the concern over a meltdown subsided. In the final 2 1/2 months of the year, retailers such as TJX and Costco rebounded, up 84 and 62 percent respectively; building materials concern Vulcan Materials gained 34 percent; and interest-rate-sensitive businesses such Freddie Mac and American General rose more than 30 percent each. Conversely, the only bright spot in the otherwise dismal energy sector--where the Fund maintains a modest overweight--was the boost in the price of Mobil's shares following the announcement of Exxon's intention to acquire the company.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

  DATE     MANAGED EQUITY FUND    S&P 500 INDEX
12/31/88        10,000.00           10,000.00
06/30/89        11,506.89           11,647.20
12/31/89        13,107.06           13,152.72
06/30/90        13,537.04           13,557.03
12/31/90        12,715.12           12,735.07
06/30/91        14,560.66           14,559.62
12/31/91        16,049.67           16,628.11
06/30/92        16,094.71           16,523.19
12/31/92        17,118.76           17,906.51
06/30/93        17,462.72           18,768.35
12/31/93        18,636.39           19,695.88
06/30/94        18,093.70           19,019.72
12/31/94        17,968.76           19,949.21
06/30/95        21,433.26           23,969.97
12/31/95        23,964.77           27,420.93
06/30/96        26,200.47           30,216.22
12/31/96        28,978.72           33,748.50
03/01/97        30,724.76           36,137.89
06/30/97        32,902.32           40,659.18
12/31/97        35,728.49           44,965.39
06/30/98        39,075.72           52,936.40
12/31/98        40,797.23           57,820.31


 [FN]
 <F*> On March 1, 1997 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Morgan Stanley Asset Management.

 ---------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 ---------------------------------------------------------------------------------------------------

PERIODS ENDED DECEMBER 31, 1998               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                  14.19%        16.96%        15.10%         11.95%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

             GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $59,778,424
     Short term securities                    1,998,306
                                            -----------
       Total investments                     61,776,730
   Cash                                           1,676
   Dividends receivable                          45,356
                                            -----------
       Total assets                          61,823,762
                                            -----------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      14,925
   Payable to General American Life
    Insurance Company                             5,120
                                            -----------
       Total liabilities                         20,045
                                            -----------
         Total net assets                   $61,803,717
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,734,744

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     35.63

 TOTAL AMORTIZED COST OF INVESTMENTS        $44,685,891


 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Dividends                                 $  989,281
   Interest                                      99,970
                                             ----------
     Total investment income                  1,089,251
                                             ----------
 EXPENSES:
   Investment management charge                 172,210
   Administrative charge                         58,884
                                             ----------
     Total expenses                             231,094
                                             ----------
       Net investment income                    858,157
                                             ----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           5,970,966
                                             ----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments         1,087,077
                                             ----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                 $7,916,200
                                             ==========

 ------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 ------------------------------------------------------------------------------------------------
                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                   1998                   1997
                                                               -----------            -----------
 Operations:
     Net investment income                                     $   858,157            $ 1,205,042
     Net realized gain on investments                            5,970,966              2,667,587
     Net unrealized gain on investments                          1,087,077              7,544,604
                                                               -----------            -----------
         Net increase in net assets from operations              7,916,200             11,417,233
     Capital share transactions                                 (5,250,585)              (866,166)
                                                               -----------            -----------
         Net increase in net assets                              2,665,615             10,551,067
     Net assets, beginning of year                              59,138,102             48,587,035
                                                               -----------            -----------
 Net assets, end of year                                       $61,803,717            $59,138,102
                                                               ===========            ===========

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 --------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 --------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31
                                                          -----------------------------------------------------------------
                                                           1998          1997          1996           1995           1994
                                                          -------       -------       -------       --------       --------
 Net asset value, beginning of year <F1>                  $ 31.20       $ 25.31       $ 20.93       $  15.69       $  16.27
                                                          -------       -------       -------       --------       --------
 Income from operations:
 Net investment income                                       0.48          0.63          0.68           0.58           0.43
 Net realized and unrealized gain (loss) on
   investments                                               3.95          5.26          3.70           4.66          (1.01)
                                                          -------       -------       -------       --------       --------
 Net increase (decrease) in asset value per share            4.43          5.89          4.38           5.24          (0.58)
                                                          -------       -------       -------       --------       --------
 Net asset value, end of year                             $ 35.63       $ 31.20       $ 25.31       $  20.93       $  15.69
                                                          =======       =======       =======       ========       ========

 Total return <F2>                                         14.19%        23.29%        20.92%         33.37%         -3.58%

 Net assets, end of period (in thousands)                 $61,804       $59,138       $48,587       $ 40,902       $ 31,487
 Ratio of expenses to average net assets <F3> <F5>          0.39%         0.41%         0.47%          0.48%          0.49%
 Ratio of net investment income to average net
   assets <F3>                                              1.46%         2.19%         2.97%          3.14%          2.65%
 Portfolio turnover rate                                   67.23%        49.43%        36.44%         44.82%        103.93%

 Average commission rate <F4>                             $  0.06       $  0.06       $  0.04             --             --

                                                                               YEAR ENDED DECEMBER 31
                                                          -----------------------------------------------------------------
                                                           1993          1992          1991           1990           1989
                                                          -------       -------       -------       --------       --------
 Net asset value, beginning of year <F1>                  $ 14.95       $ 14.02       $ 11.10       $  11.45       $   8.73
                                                          -------       -------       -------       --------       --------
 Income from operations:
 Net investment income                                       0.32          0.35          0.38           0.38           0.26
 Net realized and unrealized gain (loss) on
   investments                                               1.00          0.58          2.54          (0.73)          2.46
                                                          -------       -------       -------       --------       --------
 Net increase (decrease) in asset value per share            1.32          0.93          2.92          (0.35)          2.72
                                                          -------       -------       -------       --------       --------
 Net asset value, end of year                             $ 16.27       $ 14.95       $ 14.02       $  11.10       $  11.45
                                                          =======       =======       =======       ========       ========

 Total return <F2>                                          8.87%         6.66%        26.23%         -2.99%         31.07%

 Net assets, end of year (in thousands)                   $32,885       $29,401       $22,006       $ 14,769       $ 11,785
 Ratio of expenses to average net assets <F3>               0.50%         0.51%         0.53%          0.57%          0.60%
 Ratio of net investment income to average net
   assets <F3>                                              2.07%         2.55%         2.99%          3.47%          2.62%
 Portfolio turnover rate                                   25.89%         9.34%        12.15%         28.38%         51.26%
 Average commission rate <F4>                                  --            --            --             --             --

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.
 <F5> On March 1, 1997, Conning Asset Management Company took over the asset management of the Managed Equity Fund. The management fee was reduced to .40 percent on the first $10 million of assets, .30 percent on the balance over $10 million and less than $30 million and .25 percent on the balance in excess of $30 million.

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 --------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 --------------------------------------------------------

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Aerospace & Military Technology
  (4.41)
   Boeing Co.                      27,200   $     887,400
   United Technologies Corp.       16,900       1,837,875
                                             ------------
                                                2,725,275
                                             ------------
 Air Transport (1.69%)
   AMR Corp.<F*>                   17,600       1,045,000
                                             ------------
 Business Machines (9.56%)
   Honeywell Inc.                  22,800       1,717,114
   IBM Corp.                       14,400       2,660,400
   Quantum Corp.<F*>               72,000       1,530,000
                                             ------------
                                                5,907,514
                                             ------------
 Business Services (4.62%)
   Cisco Systems Inc.<F*>          30,750       2,853,969
                                             ------------
 Commercial Banking (10.71%)
   Banc One Corp.                  36,960       1,887,250
   BankAmerica Corp.               19,010       1,142,975
   Chase Manhattan Corp. (new)     31,700       2,157,565
   Citigroup Inc.                  28,900       1,430,550
                                             ------------
                                                6,618,340
                                             ------------
 Construction (2.66%)
   Vulcan Materials Co.            12,500       1,644,525
                                             ------------
 Domestic Oil (4.19%)
   Ashland Inc.                    24,400       1,180,350
   Arco                            21,600       1,409,400
                                             ------------
                                                2,589,750
                                             ------------
 Drugs & Medicines (7.58%)
   Baxter International            16,200       1,041,853
   Merck & Co. Inc.                12,100       1,787,013
   Total Renal Care Holdings       62,750       1,855,015
                                             ------------
                                                4,683,881
                                             ------------
 Energy & Utilities (2.86%)
   FPL Group Inc.                  28,700       1,768,638
                                             ------------
 Energy Raw Materials (1.24%)
   Baker Hughes Inc.               43,500         769,385
                                             ------------
 Finance (Non-Banking) (6.13%)
   Associates First Capital Corp.  39,600       1,678,050
   SLM Holding Corp.               43,950       2,109,600
                                             ------------
                                                3,787,650
                                             ------------
 Government & State Agency (2.66%)
   Federal Home Loan Mortgage
     Corp.                         25,500       1,643,144
                                             ------------
 Industrial Miscellaneous (1.34%)
   Diamond Offshore Drilling Inc.  35,000         829,045
                                             ------------
 Insurance (2.01%)
   Equitable Companies Inc.        21,500       1,244,313
                                             ------------
 International Oil (2.33%)
   Mobil Corp.                     16,500       1,437,563
                                             ------------
 Media (1.80%)
   McGraw-Hill Inc.                10,900       1,110,438
                                             ------------
 Miscellaneous Finance (3.02%)
   American General Corp.          23,900       1,864,200
                                             ------------
 Non-Durables & Entertainment
  (3.09%)
   Costco Companies Inc.<F*>       26,500       1,912,956
                                             ------------
 Producer Goods (2.39%)
   Illinois Tool Works Inc.        25,500       1,479,000
                                             ------------

 Retail (5.55%)
   May Department Stores Co.       29,000       1,750,875
   TJX Cos Inc.                    58,000       1,682,000
                                             ------------
                                                3,432,875
                                             ------------
 Telephone (9.31%)
   A T & T Corp.                   16,300       1,226,575
   MCI Worldcom Inc.               36,000       2,583,000
   Sprint Corp.                    23,100       1,943,288
                                             ------------
                                                5,752,863
                                             ------------
 Tobacco (4.90%)
   Philip Morris Companies Inc.    56,600       3,028,100
                                             ------------
 Travel & Recreation (2.67%)
   Walt Disney Productions         55,000       1,650,000
                                             ------------
 TOTAL COMMON STOCK (96.72%)
   (COST $42,687,585)                          59,778,424
                                             ------------

                                  (continued)

                                      29

             GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

 --------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 --------------------------------------------------------

 --------------------------------------------------------
                                  PAR          MARKET
 SHORT TERM SECURITIES           VALUE          VALUE
 --------------------------------------------------------
 Commercial Paper (3.24%)
   Cooperative Assoc. of Trac
     "A", 6.21%, due 1/6/99    $1,000,000    $    999,139
   Eagle Funding Capital
     Corp., 6.01%,
     due 1/6/99                 1,000,000         999,167
                                             ------------
                                                1,998,306
                                             ------------
 TOTAL SHORT TERM SECURITIES (3.24%)
   (AMORTIZED COST $1,998,306)                  1,998,306
                                             ------------

 TOTAL INVESTMENTS (99.96%)
   (AMORTIZED COST $44,685,891)                61,776,730

   Other net assets (0.04%)                        26,987
                                             ------------
 TOTAL NET ASSETS (100.00%)                  $ 61,803,717
                                             ============

 <F*> Non-income producing securities.

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 The Asset Allocation Fund gained 17.9 percent in 1998 compared to 13.5 percent for the benchmark Lipper Flexible Portfolio Average over the same period. The strong performance of the fund is due in part to the strong return in the equity portfolio, which rose 30.4 percent in the fourth quarter versus a 21.3 percent increase in the S & P 500 Index.

 History will record 1998 as a year of extreme volatility and of extreme performance divergence by market capitalization strata. Large-capitalization growth stocks proved to be the narrow segment of the market entirely responsible for the above-average returns. The biggest contribution to the outstanding returns in 1998 came from the technology and pharmaceutical sectors, which soared over 80 percent and 68 percent, respectively. The Asset Allocation Fund maintains an overweight position in technology and is market weighted in drug stocks. The energy, transportation and basic materials sectors posted negative returns on the year, despite the healthy economy.

 The fixed income portion of the portfolio, a blend of high quality corporate and treasury securities, trailed the benchmark Lehman Government/Corporate Index due primarily to an underweight in U.S. Treasuries, which significantly outperformed all other fixed income sectors.

 At year-end, the fund maintained an asset mix of 74 percent stocks, 18 percent bonds, and 8 percent cash.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

                                                  LEHMAN BROTHERS
                  ASSET          S&P 500        INTERMEDIATE GOV/CORP
  DATE       ALLOCATION FUND      INDEX              BOND INDEX
12/31/88        10,000.00       10,000.00             10,000.00
06/30/89        11,110.00       11,647.20             10,778.00
12/31/89        11,991.40       13,152.72             11,276.70
06/30/90        12,314.33       13,557.03             11,621.77
12/31/90        12,287.48       12,735.07             12,310.71
06/30/91        13,318.97       14,559.62             12,845.36
12/31/91        14,721.93       16,628.11             14,111.27
06/30/92        14,794.47       16,523.19             14,536.30
12/31/92        15,701.79       17,906.51             15,123.28
06/30/93        16,388.73       18,768.35             16,062.13
12/31/93        17,200.71       19,695.88             16,451.15
06/30/94        16,601.30       19,019.72             16,020.46
12/31/94        16,521.78       19,949.21             16,133.56
06/30/95        19,279.50       23,969.97             17,680.93
12/31/95        21,293.42       27,420.93             18,604.76
06/30/96        22,746.04       30,216.22             18,564.20
12/31/96        24,628.98       33,748.50             19,357.45
06/30/97        27,320.13       40,659.18             19,905.65
12/31/97        29,241.86       44,965.39             20,880.63
06/30/98        32,046.10       52,936.40             21,603.94
12/31/98        34,463.79       57,820.31             22,637.90

 ---------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 ---------------------------------------------------------------------------------------------------

PERIODS ENDED DECEMBER 31, 1998               PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  LIFE OF FUND

Annual Returns                                   17.86%        14.91%        13.17%        12.47%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Bonds                                 $ 24,171,230
     Common stocks                           90,575,932
     Preferred stocks                           935,000
     Short term securities                    8,273,206
                                           ------------
       Total investments                    123,955,368
   Cash                                          92,467
   Dividends and interest receivable            523,092
                                           ------------
       Total assets                         124,570,927
                                           ------------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      51,182
   Payable to General American Life
    Insurance Company                            10,236
                                           ------------
       Total liabilities                         61,418
                                           ------------
         Total net assets                  $124,509,509
                                           ============
 TOTAL SHARES OF CAPITAL STOCK
  OUTSTANDING                                 3,315,873

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)               $      37.55

 TOTAL AMORTIZED COST OF INVESTMENTS       $ 89,369,639

 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Dividends                                $ 1,126,326
   Interest                                   2,297,784
                                            -----------
     Total investment income                  3,424,110
                                            -----------
 EXPENSES:
   Investment management charge                 565,993
   Administrative charge                        113,198
                                            -----------
     Total expenses                             679,191
                                            -----------
       Net investment income                  2,744,919
                                            -----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           7,623,117
                                            -----------
 NET UNREALIZED GAIN ON INVESTMENTS:
   Net unrealized gain on investments         8,241,285
                                            -----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                $18,609,321
                                            ===========

 -------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 -------------------------------------------------------------------------------------------------
                                                               YEAR ENDED               YEAR ENDED
                                                              DECEMBER 31              DECEMBER 31
                                                              ------------             ------------
                                                                  1998                     1997
                                                              ------------             ------------
 Operations:
     Net investment income                                     $ 2,744,919             $  3,266,932
     Net realized gain on investments                            7,623,117                  726,549
     Net unrealized gain on investments                          8,241,285               13,145,289
                                                              ------------             ------------
         Net increase in net assets from operations             18,609,321               17,138,770
     Capital share transactions                                 (5,369,170)               7,939,435
                                                              ------------             ------------
         Net increase in net assets                             13,240,151               25,078,205
     Net assets, beginning of year                             111,269,358               86,191,153
                                                              ------------             ------------
 Net assets, end of year                                      $124,509,509             $111,269,358
                                                              ============             ============

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 --------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 --------------------------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31
                                                          -----------------------------------------------------------------
                                                            1998           1997          1996          1995          1994
                                                          --------       --------       -------       -------       -------
 Net asset value, beginning of year <F1>                  $  31.86       $  26.83       $ 23.20       $ 18.00       $ 18.74
                                                          --------       --------       -------       -------       -------
 Income from operations:
 Net investment income                                        0.81           0.96          0.93          0.82          0.68
 Net realized and unrealized gain (loss) on
   investments                                                4.88           4.07          2.70          4.38         (1.42)
                                                          --------       --------       -------       -------       -------
 Net increase (decrease) in asset value per share             5.69           5.03          3.63          5.20         (0.74)
                                                          --------       --------       -------       -------       -------
 Net asset value, end of year                             $  37.55       $  31.86       $ 26.83       $ 23.20       $ 18.00
                                                          ========       ========       =======       =======       =======

 Total return <F2>                                          17.86%         18.73%        15.66%        28.88%        -3.95%

 Net assets, end of year (in thousands)                   $124,510       $111,269       $86,191       $73,387       $59,975
 Ratio of expenses to average net assets <F3>                0.60%          0.60%         0.60%         0.60%         0.60%
 Ratio of net investment income to average net
   assets <F3>                                               2.42%          3.24%         3.77%         3.92%         3.70%
 Portfolio turnover rate                                    34.03%         36.34%        32.78%        33.74%        75.24%

 Average commission rate <F4>                             $   0.06       $   0.06       $  0.04            --            --

                                                                               YEAR ENDED DECEMBER 31
                                                          -----------------------------------------------------------------
                                                            1993           1992          1991          1990          1989
                                                          --------       --------       -------       -------       -------
 Net asset value, beginning of year <F1>                  $  17.11       $  16.04       $ 13.39       $ 13.07       $ 10.90
                                                          --------       --------       -------       -------       -------
 Income from operations:
 Net investment income                                        0.60           0.62          0.65          0.69          0.60
 Net realized and unrealized gain (loss) on
   investments                                                1.03           0.45          2.00         (0.37)         1.57
                                                          --------       --------       -------       -------       -------
 Net increase in asset value per share                        1.63           1.07          2.65          0.32          2.17
                                                          --------       --------       -------       -------       -------
 Net asset value, end of year                             $  18.74       $  17.11       $ 16.04       $ 13.39       $ 13.07
                                                          ========       ========       =======       =======       =======

 Total return <F2>                                           9.55%          6.66%        19.81%         2.47%        19.91%

 Net assets, end of year (in thousands)                   $ 65,070       $ 53,369       $21,149       $12,545       $ 5,244
 Ratio of expenses to average net assets <F3>                0.60%          0.60%         0.60%         0.60%         0.60%
 Ratio of net investment income to average net
   assets <F3>                                               3.33%          3.80%         4.37%         5.41%         4.82%
 Portfolio turnover rate                                    27.59%         12.14%         5.14%        15.46%        28.06%
 Average commission rate <F4>                                   --             --            --            --            --

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 -------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 -------------------------------------------------------
 -------------------------------------------------------
                                  PAR          MARKET
 BONDS                           VALUE         VALUE
 -------------------------------------------------------
 Government & State Agency
   FNMA, 8.35%,
     due 11/10/1999            $  150,000   $    154,242
                                            ------------
 TOTAL GOVERNMENT & STATE
   AGENCY (0.12%) (AMORTIZED
   COST $149,838)                                154,242
                                            ------------
 US Government Securities
   Quebec Province, 8.10%,
     due 04/23/2002             1,000,000      1,078,120
   US Treasury Bonds, 7.25%,
     due 05/15/2016             1,500,000      1,817,115
   US Treasury Notes, 6.375%,
     due 08/15/2002             1,000,000      1,054,840
   US Treasury Notes, 5.75%,
     due 08/15/2003             1,000,000      1,044,220
   US Treasury Notes, 8.00%,
     due 08/15/1999             1,000,000      1,020,000
                                            ------------
 TOTAL GOVERNMENT SECURITIES
   (4.83%) (AMORTIZED COST
   $5,628,775)                                 6,014,295
                                            ------------
 CORPORATE BONDS
 Air Transport (0.96%)
   Delta Airlines, 9.20%,
     due 09/23/2014             1,000,000      1,200,260
                                            ------------
 Commercial Banking (0.21%)
   Boatmen's Bancshares,
     6.75%, due 03/15/2003        250,000        260,458
                                            ------------
 Chemicals (0.24%)
   E I Dupont De Nemours &
     Co., 8.25%,
     due 09/15/2006               250,000        295,973
                                            ------------
 Construction (0.43%)
   Hanson Overseas BV,
     7.375%, due 01/15/2003       500,000        533,005
                                            ------------
 Domestic Oil (0.84%)
   Dual Drilling Co., 9.875%,
     due 01/15/2004             1,000,000      1,051,800
                                            ------------
 Finance (Non-Banking) (1.67%)
   Associates Corp., 6.875%,
     due 02/01/2003               500,000        524,225
   Bear Stearns Co., 6.75%,
     due 04/15/2003             1,000,000      1,030,020
   Merrill Lynch & Co. Inc.,
     7.375%, due 08/17/2002       500,000        529,495
                                            ------------
                                               2,083,740
                                            ------------
 Food & Agriculture (0.42%)
   Coca-Cola Company, 6.625%,
     due 10/01/2002               500,000        519,685
                                            ------------
 Insurance (0.91%)
   AON Corp., 8.205%,
     due 01/01/2027             1,000,000      1,134,590
                                            ------------
 Liquor (0.41%)
   Anheuser-Busch Companies
     Inc., 6.90%,
     due 10/01/2002               500,000        506,630
                                            ------------
 Media (1.30%)
   Continental Cablevision,
     11.00%, due 06/01/2007     1,000,000      1,074,100
   Seagram Company Ltd.,
     8.35%, due 11/15/2006        500,000        543,765
                                            ------------
                                               1,617,865
                                            ------------
 Motor Vehicles (0.86%)
   Enterprise Rent A Car,
     7.50%, due 06/15/2003      1,000,000      1,065,450
                                            ------------
 Paper & Forest Products
  (0.69%)
   Celulosa Arauco &
     Constitucion, 7.00%,
     due 12/15/2007             1,000,000        865,060
                                            ------------

 Railroads & Shipping (0.42%)
   Canadian National Railway,
     6.625%, due 05/15/2003       500,000        517,910
                                            ------------
 Retail (0.41%)
   Dayton Hudson Corp.,
     7.50%, due 03/01/1999        500,000        501,760
                                            ------------
 Telephone (1.32%)
   GTE Southwest, 6.54%,
     due 12/01/2005               500,000        527,720
   US West Communications,
     8.875%, due 06/01/2031     1,000,000      1,121,330
                                            ------------
                                               1,649,050
                                            ------------
 Utilities, Electrical & Gas
  (1.72%)
   Consolidated Edison,
     7.375%, due 09/15/2000       500,000        516,510
   Niagara Mohawk Power,
     9.75%, due 11/01/2005        500,000        592,020
   Northern States Power,
     6.125%, due 12/01/2005       500,000        512,625
   Texas Utilities Co.,
     7.375%, due 08/01/2001       500,000        523,900
                                            ------------
                                               2,145,055
                                            ------------
 TOTAL CORPORATE BONDS (12.81%)
   (AMORTIZED COST $15,522,888)               15,948,291
                                            ------------

                    (continued)

                                      34

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 -------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 -------------------------------------------------------

 -------------------------------------------------------
                                  PAR          MARKET
 BONDS                           VALUE         VALUE
 -------------------------------------------------------
 MORTGAGE BACKED SECURITIES
  AND CMO'S
 Government & State Agency
  (0.38%)
   FNMA 1992-128g, 6.00%,
     due 02/25/2022            $  474,652   $    474,206
                                            ------------
 Media (0.81%)
   Disney Spin III, 14.00%,
     due 03/01/2000             1,000,000      1,010,000
                                            ------------
 Mortgage Backed Securities
  (0.46%)
   FNMA 1992-146 PH, 7.50%,
     due 09/25/2019               570,380        570,196
                                            ------------
 TOTAL MORTGAGE BACKED
  SECURITIES AND CMO'S (1.65%)
  (AMORTIZED COST $2,103,312)                  2,054,402
                                            ------------
 TOTAL BONDS (19.41%)
   (AMORTIZED COST $23,404,813)               24,171,230
                                            ------------
 -------------------------------------------------------
                                               MARKET
 COMMON STOCK                    SHARES        VALUE
 -------------------------------------------------------
 Aerospace & Military
  Technology (1.82%)
   United Technologies Corp.       20,800      2,262,000
                                            ------------
 Air Transport (0.85%)
   AMR Corp.<F*>                   18,000      1,068,750
                                            ------------
 Commercial Banking (5.55%)
   BankAmerica Corp.               40,874      2,457,549
   Chase Manhattan Corp. (new)     40,800      2,776,930
   Citigroup Inc.                  34,000      1,683,000
                                            ------------
                                               6,917,479
                                            ------------
 Business Machines (6.27%)
   Compaq Computer Corp.           32,000      1,341,984
   EMC Corp./Mass<F*>              20,000      1,700,000
   IBM Corp.                       12,000      2,217,000
   Oracle Corp.<F*>                49,200      2,121,750
   Quantum Corp.<F*>               20,000        425,000
                                            ------------
                                               7,805,734
                                            ------------
 Business Services (4.28%)
   CSG Systems
     International<F*>             20,000      1,580,000
   Cisco Systems Inc.<F*>          40,500      3,758,886
                                            ------------
                                               5,338,886
                                            ------------
 Chemicals (2.93%)
   Ecolab, Inc.                    40,000      1,447,480
   Monsanto                        46,500      2,208,750
                                            ------------
                                               3,656,230
                                            ------------
 Drugs & Medicines (7.46%)
   Baxter International            25,000      1,607,800
   Immunex Corp.<F*>               10,000      1,258,120
   Eli Lilly & Co.                 15,000      1,333,125
   Merck & Co. Inc.                14,400      2,126,693
   Pfizer Inc.                     23,700      2,972,857
                                            ------------
                                               9,298,595
                                            ------------
 Electronics (5.89%)
   Input/Output Inc.<F*>          100,000        731,200
   Intel Corp.                     16,400      1,944,417
   Philips NV                      17,000      1,150,679
   Texas Instruments Inc.          41,000      3,508,041
                                            ------------
                                               7,334,337
                                            ------------
 Energy Raw Materials (1.28%)
   Halliburton Co.                 54,000      1,599,750
                                            ------------

 Finance (Non-Banking) (2.20%)
   SLM Holding Corp.               57,050      2,738,400

 Food & Agriculture (4.17%)
   Coca-Cola Company               20,000      1,337,500
   Conagra Inc.                    40,000      1,260,000
   Pepsico Inc.                    48,000      1,964,976
   Panamerican Beverages Inc.
     Class A                       29,000        632,547
                                            ------------
                                               5,195,023
                                            ------------
 Government & State Agency
  (1.81%)
   Federal Home Loan Mortgage
     Corp.                         35,000      2,255,295
                                            ------------
 Industrial Miscellaneous
  (2.96%)
   Circuit City Stores Inc.        36,000      1,797,732
   Diamond Offshore Drilling
     Inc.                          80,000      1,894,960
                                            ------------
                                               3,692,692
                                            ------------
 Insurance (2.05%)
   American International
     Group Inc.                    26,500      2,560,563
                                            ------------
 Miscellaneous Finance (1.96%)
   American General Corp.          31,300      2,441,400
                                            ------------
 Non-Durables & Entertainment
  (1.73%)
   Costco Companies Inc.<F*>       30,000      2,165,610
                                            ------------
 Producer Goods (2.29%)
   General Electric Corp.          28,000      2,857,736
                                            ------------
 Retail (4.63%)
   Family Dollar Stores            80,000      1,760,000
   TJX Cos. Inc.                  138,400      4,013,600
                                            ------------
                                               5,773,600
                                            ------------


                    (continued)

                                      35

            GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

 ---------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ---------------------------------------------------------------------------

 -------------------------------------------------------
                                               MARKET
 COMMON STOCK                     SHARES        VALUE
 -------------------------------------------------------
 Soaps & Cosmetics (1.57%)
   Bristol-Myers Squibb Co.        14,700   $  1,967,037
                                            ------------
 Telephone (7.31%)
   Bell Atlantic Corp.             32,354      1,714,762
   Lucent Technologies             18,230      2,005,300
   MCI Worldcom Inc.               40,000      2,870,000
   Sitel Corp.<F*>                 82,500        201,053
   Sprint Corp.                    27,600      2,321,850
                                            ------------
                                               9,112,965
                                            ------------
 Tobacco (2.19%)
   Philip Morris Companies
     Inc.                          51,100      2,733,850
                                            ------------
 Travel & Recreation (1.44%)
   Walt Disney Productions         60,000      1,800,000
                                            ------------
 TOTAL COMMON STOCK (72.74%)
   (COST $56,621,620)                         90,575,932
                                            ------------

 -------------------------------------------------------
                                               MARKET
 PREFERRED STOCK                SHARES         VALUE
 -------------------------------------------------------
 International Oil (0.75%)
   Lasmo PLC Series A            40,000          935,000
                                            ------------
 TOTAL PREFERRED STOCK (0.75%)
   (COST $1,070,000)                             935,000
                                            ------------

 --------------------------------------------------------
                                  PAR           MARKET
 SHORT TERM SECURITIES           VALUE          VALUE
 --------------------------------------------------------
 Commercial Paper
   Barton Capital Corp.,
     5.20%, due 01/29/1999     $  275,000    $    273,836
   Cooperative Assoc. of Trac
     "A", 6.21%,
     due 01/06/1999             2,000,000       1,998,279
   Ford Motor Credit Corp.,
     4.93%, due 01/07/1999      1,700,000       1,698,603
   Lexington Parker Capital,
     5.40%, due 01/22/1999      1,000,000         996,879
   Moat Funding, 5.67%,
     due 01/26/1999             2,000,000       1,992,222
   Thames Asset Global Sec.,
     5.36%, due 03/19/1999        500,000         494,364
   Triple-A1 Funding Corp.,
     6.14%, due 01/08/1999        820,000         819,023
                                             ------------
 TOTAL SHORT TERM SECURITIES
  (6.64%) (AMORTIZED COST
  $8,273,206)                                   8,273,206
                                             ------------

 TOTAL INVESTMENTS (99.56%)
   (AMORTIZED COST $89,369,639)               123,955,368

   Other net assets (0.44%)                       554,141
                                             ------------
 TOTAL NET ASSETS (100.00%)                  $124,509,509
                                             ============

 <F*> Non-income producing securities.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 After a tumultuous year, international investors were saved by very strong returns in the fourth quarter. The International Index Fund returned 21.8 percent in the fourth quarter and 19.8 percent for the full year, compared with 20.8 percent and 20.3 percent in the same time periods for the MSCI EAFE Index. Following a virtual meltdown around the globe in the third quarter, the Federal Reserve cut rates in September, October and again in November, paving the way for rate cuts around the world and the subsequent market recovery.

 Once again, Europe had the best performance among regions in the EAFE index, with the largest European markets gaining 15 to 30 percent, while Asia and the Far East were mixed. Great Britain and Japan, the two largest components in the index, rose 13.4 percent and 5.4 percent, respectively.

 Macroeconomic concerns dominated investor sentiment throughout the year: default in Russia, currency and budget crisis in Brazil; slumping oil and commodities prices; recession in Latin America; a very slow recovery for Asia and minimal improvement in Japan, and high unemployment in Europe. While some of these issues are better understood today, most remain potential problems for 1999.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

           INTERNATIONAL          EUROPE, ASIA,
  DATE      INDEX FUND           FAR EAST INDEX
02/16/93     10,000.00             10,000.00
06/30/93     11,568.95             11,977.80
12/31/93     13,102.85             12,897.93
06/30/94     13,956.47             14,049.84
12/31/94     13,944.32             13,938.14
06/30/95     14,416.08             14,322.97
12/31/95     15,108.98             15,547.73
06/30/96     15,974.45             16,273.03
12/31/96     16,226.91             16,534.70
06/30/97     18,174.28             18,415.19
12/31/97     16,595.09             16,876.23
06/30/98     19,219.52             19,590.43
12/31/98     19,873.97             20,307.64

 [FN]
 <F*> On January 1, 1998 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Management, Inc. On January 1, 1998 the fund also changed its investment objective to be one which parallels the price and yield performance of the publicly-traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index").

 --------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 --------------------------------------------------------------------------------------------------

 PERIODS ENDED DECEMBER 31, 1998                             PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

 Annual Returns                                                 19.76%        8.69%        12.40%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

-------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                          $10,413,136
     Rights and warrants                          1,838
     Short term securities                      224,754
                                            -----------
       Total investments                     10,639,728
   Cash                                           1,444
   Broker receivable                             33,925
   Dividends receivable                          26,557
                                            -----------
       Total assets                          10,701,654
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       4,361
   Payable to General American Life
    Insurance Company                             2,634
                                            -----------
       Total liabilities                          6,995
                                            -----------
         Total net assets                   $10,694,659
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      538,124

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     19.87

 TOTAL AMORTIZED COST OF INVESTMENTS        $ 8,645,920

 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Dividends                                 $  189,770
   Interest                                      12,234
                                             ----------
     Total investment income                    202,004
                                             ----------
 EXPENSES:
   Investment management charge                  48,268
   Administrative charge                         29,027
                                             ----------
     Total expenses                              77,295
                                             ----------
       Net investment income                    124,709
                                             ----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
   Net realized gain on investments              24,279
   Net realized loss on foreign currency
    conversions                                  (1,851)
                                             ----------
 NET REALIZED GAIN FROM INVESTMENTS AND
   FOREIGN CURRENCY                              22,428
                                             ----------
 NET UNREALIZED GAIN ON INVESTMENTS AND
  FOREIGN CURRENCY:
   Net unrealized gain on investments         1,001,807
   Net unrealized gain on foreign currency
    conversions                                 537,868
                                             ----------
 NET UNREALIZED GAIN FROM INVESTMENTS AND
  FOREIGN CURRENCY                            1,539,675
                                             ----------
 NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                 $1,686,812
                                             ==========

 ------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 ------------------------------------------------------------------------------------------------
                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                   1998                   1997
                                                               -----------            -----------
 Operations:
     Net investment income                                     $   124,709            $  120,269
     Net realized gain on investments and foreign currency
       conversions                                                  22,428                95,786
     Net unrealized gain (loss) on investments and foreign
       currency                                                  1,539,675               (64,996)
                                                               -----------            ----------
         Net increase in net assets from operations              1,686,812               151,059
     Capital share transactions                                    581,032             1,260,794
                                                               -----------            ----------
         Net increase in net assets                              2,267,844             1,411,853
     Net assets, beginning of year                               8,426,815             7,014,962
                                                               -----------            ----------
 Net assets, end of year                                       $10,694,659            $8,426,815
                                                               ===========            ==========

 See accompanying notes to the financial statements.

         GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND<F*>

 -----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 -----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31
                                              ------------------------------------------------------------------------
                                               1998            1997            1996             1995            1994
                                              -------         -------         -------         --------         -------
 Net asset value, beginning of year <F1>      $ 16.60         $ 16.23         $ 15.11         $  13.94         $ 13.10
                                              -------         -------         -------         --------         -------
 Income from operations:
 Net investment income                           0.24            0.26            0.24             0.25            0.13
 Net realized and unrealized gain on
   investments                                   3.03<F**>       0.11<F**>       0.88<F**>        0.92<F**>       0.71<F**>
                                              -------         -------         -------         --------         -------
 Net increase in asset value per share           3.27            0.37            1.12             1.17            0.84
                                              -------         -------         -------         --------         -------
 Net asset value, end of period               $ 19.87         $ 16.60         $ 16.23         $  15.11         $ 13.94
                                              =======         =======         =======         ========         =======

 Total return <F2>                             19.76%           2.27%           7.40%            8.35%           6.42%

 Net assets, end of period (in thousands)     $10,695         $ 8,427         $ 7,015         $  5,460         $ 4,242
 Ratio of expenses to average net
 assets <F3><F*>                                0.80%           0.80%           1.00%            1.00%           1.00%
 Ratio of net investment income to average
   net assets <F3>                              1.29%           1.53%           1.57%            1.79%           0.98%
 Portfolio turnover rate                        4.90%          57.70%          19.53%          113.91%          46.19%
 Average commission rate <F4>                 $  0.03         $  0.01         $  0.02               --              --


                                                     FEBRUARY 16
                                                   (INCEPTION) TO
                                                     DECEMBER 31
                                                  ----------------
                                                        1993
                                                  ----------------

 Net asset value, beginning of year <F1>               $ 10.00
                                                       -------
 Income from operations:
 Net investment income                                    0.14
 Net realized and unrealized gain on
   investments                                            2.96<F**>
                                                       -------
 Net increase in asset value per share                    3.10
                                                       -------
 Net asset value, end of year                          $ 13.10
                                                       =======

 Total return <F2>                                      31.03%

 Net assets, end of year (in thousands)                $ 3,295
 Ratio of expenses to average net
   assets <F3><F*>                                       1.00%
 Ratio of net investment income to average
   net assets <F3>                                       1.38%
 Portfolio turnover rate                                26.97%
 Average commission rate <F4>                               --

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> Total return is not annualized for the eleven months ended December 31,
 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

 <F*> Name and investment objective changed from the International Equity Fund on January 1, 1997. The investment advisor charges changed from .70% to .50% on the first $10 million of the average daily value of the net assets on January 1, 1997. The fund's investment advisor became Conning Asset Management on January 1, 1997. The objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the EAFE Index.
 <F**>Also includes net realized and unrealized gain (loss) on foreign currency conversions.

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------
 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Australia (2.30%)
   Broken Hill Properties           5,591   $      41,216
   Telstra Corporation Ltd.        13,400          62,710
   National Australia Bank Ltd.     2,900          43,756
   News Corp. Ltd. AU               6,227          41,172
   Western Mining Ltd.              4,131          12,466
   Westpac Banking                  6,706          44,915
                                             ------------
                                                  246,235
                                             ------------
 Austria (0.19%)
   Bank Austria AG                    400          20,351
                                             ------------
 Belgium (2.03%)
   Fortis AG                          231          83,718
   Electrabel SA                      200          87,912
   Generale De Banque                   1             470
   Petrofina SA                       100          45,848
   Fortis AG-Strip VVPR<F*>           231              13
                                             ------------
                                                  217,961
                                             ------------
 Denmark (1.04)
   Den Danske Bank                    200          26,868
   Tele Danmark                       319          43,056
   Novo-Nordisk                       315          41,576
                                             ------------
                                                  111,500
                                             ------------
 Finland (1.21%)
   UPM-Kymmene Corp.                1,100          30,849
   Nokia AB-A Shares                  800          97,960
   Rauma OY                            30             439
                                             ------------
                                                  129,248
                                             ------------
 France (9.26%)
   Alcatel Alsthom                    450          55,103
   L'Air Liquide                      337          61,838
   AXA UAP                            733         106,289
   Groupe Danone                      250          71,608
   Vivendi                            300          77,873
   Carrefour Supermarche               50          37,764
   Societe Generale Paris             400          64,805
   L'Oreal                            100          72,324
   LVMH Moet-Hennessy Louis
     Vuitton                          200          39,599
   Rhone-Poulenc A                  1,100          56,634
   Total SA-B                         250          25,331
   France Telecom SA                2,872         228,279
   Elf Aquitaine                      500          57,823
   St. Gobain                         250          35,311
                                             ------------
                                                  990,581
                                             ------------
 Germany (10.78%)
   Deutsche Bank AG                 1,150          67,861
   Daimler-Chrysler AG<F*>            900          89,433
   Dresdner Bank AG                   800          33,527
   SAP AG                             200          86,461
   SAP AG-Vorzug                       50          24,002
   Viag AG                             50          29,571
   Volkswagen AG                      500          40,468
   Veba AG                            800          47,409
   RWE AG                           1,450          80,096
   Metro AG                           350          27,529
   Siemens AG                       1,550         101,906
   Bayer AG                         1,300          54,599
   BASF AG                            900          34,341
   Deutsche Telekom AG              3,450         113,412
   Mannesmann AG DM                   500          57,866
   Allianz AG                         400         148,904
   Banco Bilbao Vizcaya, SA         6,993         115,465
                                             ------------
                                                1,152,850
                                             ------------

 Great Britain (21.64%)
   BTR PLC ORD                      8,494          17,525
   BG PLC (ADR)                     1,323          43,245
   Abbey National PLC               2,691          57,626
   British Sky Broadcasting PLC     2,769          21,032
   Cable & Wireless                 5,500          67,629
   Centrica PLC<F*>                 7,851          15,807
   Reuters Group PLC                5,258          55,205
   Allied Zurich PLC<F*>            3,286          49,017
   British American Tobacco PLC     3,286          28,896
   HSBC Holdings ($HK10)            2,300          58,170
   HSBC Holdings (75P)              1,000          27,121
   Pearson PLC                      3,100          61,536
   Prudential Corporation PLC       6,933         104,687
   Rio Tinto PLC-REG                3,869          44,999
   Vodafone Group                   5,102          82,854
   Barclays PLC                     4,067          87,701
   Smithkline Beecham PLC          10,074         140,801
   Royal Sun Alliance Insurance     4,100          33,479
   Lloyds TSB Group                 8,206         116,741
   Unilever PLC                    12,036         134,979
   British Gas PLC                  6,927          43,712
   British Petroleum               12,591         188,027
   British Telecommunications      15,724         236,907
   General Electric PLC             7,574          68,368
   Glaxo Holdings PLC               6,459         222,250
   Diago PLC                        8,401          95,612
   Marks & Spencer                 10,201          69,973
   Tesco                           20,100          57,273
   Zeneca Group PLC                 1,900          82,734
                                             ------------
                                                2,313,906
                                             ------------

                     (continued)

                                      40

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Hong Kong (2.36%)
   Sun Hung KAI Properties          3,000   $      21,879
   Cheung Kong                      8,000          57,571
   HSBC Holdings                      200           4,983
   Hutchison Whampoa                6,000          42,404
   Bank of East Asia                7,400          12,895
   CLP Holdings Ltd.                5,500          27,404
   CDL Hotels International         1,000             257
   Hang Seng Bank                   3,200          28,604
   Wharf Holdings                   4,000           5,835
   Hong Kong Telecom               12,600          22,038
   New World Development            5,000          12,585
   Swire Pacific "A"                3,500          15,677
                                             ------------
                                                  252,132
                                             ------------
 Ireland (0.59%)
   Allied Irish                     3,528          63,280
                                             ------------
 Italy (4.85%)
   Credito Italiano                 7,500          44,553
   Assicurazioni Generali           4,300         179,939
   Fiat SPA ITL1000                 7,700          26,805
   Ente Nazionale Idrocarburi      14,587          95,543
   Edison SPA                       2,500          29,512
   Telecom Italia Mobile            9,198          68,055
   Telecom Italia SPA               5,555          47,501
   Istituto Bancario San Paolo
     Di Torino                      1,500          26,563
                                             ------------
                                                  518,471
                                             ------------
 Japan (20.07%)
   Matsushita Electric (ADR)          200          34,900
   Japan Air Lines<F*>              9,000          23,777
   Mitsubishi Corp.                 6,000          34,576
   Canon                            1,000          21,410
   Daiwa Securities                 5,000          17,110
   Fuji Bank                        5,000          18,440
   Fujitsu                          3,000          40,028
   Hitachi Ltd.                    12,000          74,470
   Industrial Bank Japan            8,000          36,951
   Ito Yokado                       1,000          70,038
   Kinki Nippon Railway             3,000          16,091
   Komatsu Ltd.                    12,000          63,087
   Marutomi Group                      75             140
   Matsushita Electronics           7,000         124,055
   Mitsubishi Estate Co.            5,000          44,904
   Mitsubishi Heavy Industries     15,000          58,512
   Mitsubishi Trust                 4,000          25,781
   Nippon Steel Corp.              24,000          43,618
   Nissan                           9,000          27,607
   Nomura Securities                6,000          52,395
   Asahi Glass Co. Ltd.             4,000          24,859
   Bank of Tokyo-Mitsubishi         9,000          93,354
   East Japan Railway                  14          78,318
   Fuji Photo                       2,000          74,470
   Honda Motors                     1,000          32,891
   Kansai Electric Power            3,400          74,603
   Maruko Co. Ltd.                     50             350
   Mitsubishi Chemical Corp.          157             331
   Mitsubishi Electric              7,000          22,031
   Mitsui Company                   6,000          33,565
   Asahi Bank                       8,000          29,363
   Denso Corp.                      1,000          18,529
   NEC Corp.                        4,000          36,881
   Nippon Telegraph & Telephone        19         146,884
   Nissen<F*>                          50             106
   Sakura Bank                     12,000          27,554
   Sanyo Electric Co. Ltd.         25,000          77,573
   Sankyo Co., Ltd.                 2,000          43,796
   Sony Corp.                         500          36,482
   Tohoku Electric Power            1,100          19,504
   Tokai Bank                       3,000          14,203
   Sharp Corp.                      4,000          36,136
   Sumitomo Bank Ltd.               2,000          20,568
   Tokyo Marine & Fire              6,000          71,810
   Tokyo Electric Power             4,600         113,780
   Toyota Motor Corp.               7,000         190,520
                                             ------------
                                                2,146,351
                                             ------------

 Malaysia (0.46%)
   Malayan Banking Berhad           4,000           5,672
   Sime Darby Berhad                6,000           4,818
   Telekom Malaysia                13,500          24,863
   Tenaga Nasional Berhad           9,000          12,928
   United Engineers
     (Malaysia)<F*>                 2,000           1,020
                                             ------------
                                                   49,301
                                             ------------
 Netherlands (5.15%)
   ABN AMRO Holdings                1,756          36,960
   Akzo                               540          24,602
   Elsevier                         1,359          19,045
   Koninklijke PTT Nederland          600          30,053
   ING Groep NV                     1,234          75,288
   Wolters Kluwer-CVA                 136          29,117
   Koninklijke Ahold NV               600          22,188
   TNT Post Group                     600          19,342
   Koninklijke Ahold NV               600             166
   Philips Electronics                436          29,273
   Royal Dutch Petroleum            3,028         150,859


                       (continued)

                                      41

           GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                               MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Netherlands (continued)
  Unilever NV                       1,336    $    114,258
                                             ------------
                                                  551,151
                                             ------------
 New Zealand (0.22%)
   Telecom Corp. of New Zealand     5,300          23,098
                                             ------------
 Norway (0.31%)
   Norsk Hydro                        700          23,612
   Den Norske Bank ASA              2,900          10,011
                                             ------------
                                                   33,623
                                             ------------
 Portugal (0.42%)
   Portugal Telecom SA                500          22,925
   Electricidade de Portugal, SA    1,000          22,018
                                             ------------
                                                   44,943
                                             ------------
 Singapore (0.77%)
   Oversea-Chinese Banking Corp.    4,800          32,582
   Singapore Telecommunications    23,000          35,127
   Singapore Airlines Ltd.          2,000          14,667
                                             ------------
                                                   82,376
                                             ------------
 Spain (3.66%)
   Empresa Nacional Electric        2,920          77,487
   Repsol (ADR)                       800          43,700
   Repsol SA                          562          30,025
   Telefonica (ADR)                 1,300         175,988
   Telefonica de Espana             1,440          64,128
                                             ------------
                                                  391,328
                                             ------------
 Sweden (2.36%)
   Mandamus Fastigheter<F*>            70             393
   Astra AB-A                       3,700          75,547
   Ericsson LM B                    3,600          85,720
   Foreningssparbanken AB           1,400          36,272
   Volvo AB SEK5                    1,200          27,537
   ABB AB                           2,500          26,679
                                             ------------
                                                  252,148
                                             ------------
 Switzerland (7.69%)
   ABB AG                              20          23,444
   Credit Suisse Group                600          93,921
   Nestle SA                           60         130,615
   Roche Holding AG                     2          36,221
   Roche Holding AG                    10         122,024
   Schweizerischer Bankverein         311          95,553
   Swiss Reinsurance                   40         104,288
   Novartis AG                        110         216,236
                                             ------------
                                                  822,302
                                             ------------
 TOTAL COMMON STOCK (97.36%)
   (AMORTIZED COST $8,419,236)                 10,413,136
                                             ------------

 --------------------------------------------------------
                                               MARKET
 RIGHTS                           SHARES        VALUE
 --------------------------------------------------------
 Rights (0.03%)
   Fortis AG CVG                   231       $      1,042
                                             ------------

 TOTAL RIGHTS (.03%)
   (AMORTIZED COST $1,699)                          1,042
                                             ------------

 -------------------------------------------------------
                                               MARKET
 WARRANTS                         SHARES       VALUE
 -------------------------------------------------------
 Warrants (0.00%)
   Compangie Gen de Eaux WT
     Expiring 2001<F*>             300               779
   Wharf Holdings WT Expiring
     12/99<F*>                     200                17
                                            ------------
 TOTAL WARRANTS (0.00%)
   (AMORTIZED COST $231)                             796
                                            ------------

 -------------------------------------------------------
                                   PAR         MARKET
 SHORT TERM INVESTMENTS           VALUE        VALUE
 -------------------------------------------------------
 Commercial Paper (2.10%)
   Ford Motor Credit Corp.,
     5.63%, due 01/14/99         $225,000   $    224,754
                                            ------------
 TOTAL SHORT TERM INVESTMENTS
   (2.10%) (AMORTIZED COST
   $224,754)                                     224,754
                                            ------------

 TOTAL INVESTMENTS (99.49%)
   (AMORTIZED COST $8,645,920)                10,639,728

   Other net assets (0.51%)                       54,931
                                            ------------
 TOTAL NET ASSETS (100.00%)                 $ 10,694,659
                                            ============

 <F*> Non-income producing securities.

 See accompanying notes to the financial statements.

            GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 While the Mid-Cap Equity Fund participated in the market rally in the fourth quarter, gaining 22.3 percent, it could not keep pace with the benchmark
 S & P 400 Mid-Cap Index and for the full year severely lagged. In 1998, the fund lost 1.5 percent compared to a 19.1 percent gain for the S & P 400.

 The extreme performance divergence by market capitalization strata that uniquely characterized 1998 was most evident in the Mid-Cap Equity Fund. The S & P 400 has become dominated by companies that previously would be considered large-cap. The top 50 companies in the Index have market capitalizations exceeding $4 billion and the weighted average market value of companies in the Index more than tripled in 1998 to approximately $9 billion. The most dramatic example is America Online. It rose more than 200 percent in the fourth quarter and had a market capitalization exceeding $73 billion. At year's end, it represented almost 4 percent of the index's value.

 In contrast, the Mid-Cap Equity Fund had an average market capitalization of approximately $1.5 billion--the median market value of S & P 400 is $1.75 billion--which makes it closer in comparison to the small cap indices such as the Russell 2000 and the S & P 600. These two indices declined 2.6 percent and
 1.3 percent respectively for the full year compared to a decline of 1.5 percent for the Mid-Cap Equity Fund.

 The Fund remains committed to its objective of buying mid-sized companies with strong growth prospects that sell at reasonable valuations. Some of the standouts in the portfolio were companies in the healthcare and technology sectors which posted outstanding growth: Immunex (133 percent), Express Scripts (124 percent), Gateway (56 percent), Network Associates (88 percent), and CSG Systems (98 percent). Energy stocks trailed and now sell at distressed levels but offer tremendous upside opportunity with any recovery in crude oil prices.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

  DATE     MID-CAP EQUITY FUND   RUSSELL 2000 INDEX    S&P 400 INDEX
02/16/93        10,000.00            10,000.00           10,000.00
06/30/93        10,341.22            10,549.80           10,585.20
12/31/93        11,444.23            11,773.15           11,405.87
06/30/94        11,052.58            11,014.37           10,571.76
12/31/94        11,349.55            11,558.70           10,996.22
06/30/95        12,375.42            13,225.00           12,935.40
12/31/95        13,743.06            14,845.99           14,396.45
06/30/96        14,995.31            16,384.03           15,722.08
12/31/96        16,416.86            17,295.47           17,163.17
06/30/97        19,506.16            19,059.78           19,393.18
12/31/97        22,074.52            21,163.03           22,698.75
06/30/98        23,103.97            22,204.67           24,659.92
12/31/98        21,747.68            20,623.25           27,040.59

 [FN]
 <F*> On January 1, 1997 Conning Asset Management Company assumed portfolio management duties from the former sub-advisor of the fund, Provident Capital Managment, Inc. On January 1, 1997 the fund also changed its investment objective to be one which seeks sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with medium market capitalizations, as defined by the S & P Mid Cap 400 Index.

 --------------------------------------------------------------------------------------------------
 ANNUAL RETURNS
 --------------------------------------------------------------------------------------------------

 PERIODS ENDED DECEMBER 31, 1998                             PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

 Annual Returns                                                (1.48)%       13.70%        14.14%

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

             GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedules)
     Common stocks                           $8,385,918
     Short term securities                      134,629
                                             ----------
       Total investments                      8,520,547
   Cash                                          16,518
   Dividends receivable                             228
                                             ----------
       Total assets                           8,537,293
                                             ----------
 LIABILITIES:
   Payable to Conning Asset Management
    Company                                       3,706
   Payable to General American Life
    Insurance Company                               674
                                             ----------
       Total liabilities                          4,380
                                             ----------
         Total net assets                    $8,532,913
                                             ==========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING      392,360

 Net asset value per share (Total net
  assets divided by total shares of capital
  stock outstanding)                         $    21.75

 TOTAL AMORTIZED COST OF INVESTMENTS         $7,286,386

 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Dividends                                 $   34,710
   Interest                                      25,449
                                             ----------
     Total investment income                     60,159
                                             ----------
 EXPENSES:
   Investment management charge                  42,637
   Administrative charge                          7,752
                                             ----------
     Total expenses                              50,389
                                             ----------
       Net investment income                      9,770
                                             ----------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments             241,176
                                             ----------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments          (463,606)
                                             ----------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                 $ (212,660)
                                             ==========

 ------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 ------------------------------------------------------------------------------------------------
                                                               YEAR ENDED             YEAR ENDED
                                                               DECEMBER 31            DECEMBER 31
                                                               -----------            -----------
                                                                   1998                   1997
                                                               -----------            -----------
 Operations:
     Net investment income                                     $    9,770             $   41,475
     Net realized gain on investments                             241,176                266,957
     Net unrealized gain (loss) on investments                   (463,606)             1,114,477
                                                               ----------             ----------
         Net increase (decrease) in net assets from
           operations                                            (212,660)             1,422,909
     Capital share transactions                                 1,893,463              1,309,029
                                                               ----------             ----------
         Net increase in net assets                             1,680,803              2,731,938
     Net assets, beginning of year                              6,852,110              4,120,172
                                                               ----------             ----------
 Net assets, end of year                                       $8,532,913             $6,852,110
                                                               ==========             ==========

 See accompanying notes to the financial statements.

           GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND<F*>

 ------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 ------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31
                                                      -------------------------------------------------------------------------
                                                       1998             1997            1996            1995             1994
                                                      -------          -------         -------         -------         --------
 Net asset value, beginning of year <F1>              $ 22.07          $ 16.42         $ 13.74         $ 11.35         $  11.44
                                                      -------          -------         -------         -------         --------
 Income from operations:
 Net investment income                                   0.03             0.16            0.15            0.05             0.10
 Net realized and unrealized gain (loss) on
   investments                                          (0.35)            5.49            2.53            2.34            (0.19)
                                                      -------          -------         -------         -------         --------
 Net increase (decrease) in asset value per
   share                                                (0.32)            5.65            2.68            2.39            (0.09)
                                                      -------          -------         -------         -------         --------
 Net asset value, end of period                       $ 21.75          $ 22.07         $ 16.42         $ 13.74         $  11.35
                                                      =======          =======         =======         =======         ========

 Total return <F2>                                    (1.48)%           34.46%          19.46%          21.09%           -0.83%

 Net assets, end of period (in thousands)             $ 8,533          $ 6,852         $ 4,120         $ 4,260         $  3,279
 Ratio of expenses to average net assets <F3>           0.65%            0.65%           0.65%           0.65%            0.65%
 Ratio of net investment income to average net
   assets <F3>                                          0.13%             .81%           1.02%           0.75%            0.85%
 Portfolio turnover rate                               33.53%           62.22%          56.31%          28.48%           29.48%
 Average commission rate <F4>                         $  0.05          $  0.05         $  0.06              --               --

                                                    FEBRUARY 16
                                                  (INCEPTION) TO
                                                    DECEMBER 31
                                                  --------------
                                                       1993
                                                  --------------
 Net asset value, beginning of year <F1>              $ 10.00
                                                      -------
 Income from operations:
 Net investment income                                   0.06
 Net realized and unrealized gain on
   investments                                           1.38
                                                      -------
 Net increase in asset value per share                   1.44
                                                      -------
 Net asset value, end of year                         $ 11.44
                                                      =======

 Total return <F2>                                     14.44%

 Net assets, end of year (in thousands)               $ 1,998
 Ratio of expenses to average net assets
   <F3><F*>                                             0.64%
 Ratio of net investment income to average net
   assets <F3>                                          0.64%
 Portfolio turnover rate                               22.64%
 Average commission rate <F4>                              --

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> Total return is not annualized for the eleven months ended December 31,
 1993. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

 <F*> Name and investment objective changed from the Special Equity Fund effective January 1, 1997. The investment advisor changed to Conning Asset Management. The investment objective is long term capital appreciation, which it pursues through investment primarily in common stocks of US-based publicly traded companies with medium market capitalizations.

 See accompanying notes to the financial statements.

             GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------
 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Air Transport (1.00%)
   America West Holdings
     Corp.-B<F*>                    5,000    $     85,000
                                             ------------
 Business Machines (11.40%)
   Computer Horizons Corp.<F*>      2,798          74,496
   Gateway 2000 Inc.<F*>            2,800         143,324
   Lexmark International
     Group<F*>                      2,000         201,000
   Plantronics<F*>                  3,280         282,080
   Quantum Corp.<F*>                5,200         110,500
   Tech Data Corp.<F*>              4,000         161,000
                                             ------------
                                                  972,400
                                             ------------
 Business Services (13.09%)
   BMC Software Inc.<F*>            4,000         178,248
   Butler International Inc.<F*>    3,000          79,311
   CSG Systems International<F*>    4,400         347,600
   Intermedia Communications
     Inc.<F*> 7,000                               120,750
   Networks Associates<F*>          5,900         390,875
                                             ------------
                                                1,116,784
                                             ------------
 Chemicals (1.70%)
   Crompton & Knowles Corp.         7,000         144,809
                                             ------------
 Commercial Banking (5.42%)
   Commerce Bancorp                 3,477         182,543
   Firstar Corporation              3,000         279,750
                                             ------------
                                                  462,293
                                             ------------
 Consumer Durables (4.48%)
   Furniture Brands
     International<F*> 7,500                      204,375
   Lennar Corp.                     7,055         178,139
                                             ------------
                                                  382,514
                                             ------------
 Domestic Oil (2.22%)
   Basin Exploration Inc.<F*>       6,000          75,371
   R & B Falcon Corp.<F*>          10,100          77,013
   Range Resources Corp.           10,874          37,374
                                             ------------
                                                  189,758
                                             ------------
 Drugs & Medicines (12.77%)
   Beckman Instruments              2,310         125,318
   Express Scripts Inc.<F*>         2,400         161,100
   IDEC Pharmaceuticals
     Corp.<F*>                      6,000         282,000
   Immunex Corp.<F*>                2,500         314,530
   Total Renal Care Holdings<F*>    7,000         206,934
                                             ------------
                                                1,089,882
                                             ------------
 Electronics (3.52%)
   Dallas Semiconductor Corp.       5,700         232,275
   Globalstar Telecommunications
     Ltd.<F*>                       3,400          68,425
                                             ------------
                                                  300,700
                                             ------------
 Energy & Utilities (1.14%)
   CMS Energy Corp                  2,000          96,874
                                             ------------
 Finance (Non-Banking) (5.33%)
   Affiliated Managers Group<F*>    4,500         134,437
   Charter One Financial Inc.       4,109         114,025
   Ocwen Financial Corp.<F*>        6,500          80,028
   Webster Financial Corp.          4,600         126,210
                                             ------------
                                                  454,700
                                             ------------
 Food & Agriculture (6.57%)
   The Earthgrains Co.              6,000         185,622
   Suiza Foods Corp.<F*>            5,000         254,685
   Panamerican Beverages Inc.
     Class A                        5,500         119,966
                                             ------------
                                                  560,273
                                             ------------
 Industrial Miscellaneous (1.88%)
   Circuit City Stores
     Carmax<F*>                     7,700          41,865
   Diamond Offshore Drilling
     Inc.                           5,000         118,435
                                             ------------
                                                  160,300
                                             ------------
 Insurance (7.67%)
   CMAC Investment Corp.            2,600         119,436
   Enhance Financial Services
     Group                          6,000         180,000
   Horace Mann                      5,000         142,500
   ESG Re Ltd.                     10,500         212,625
                                             ------------
                                                  654,561
                                             ------------
 Media (1.17%)
   Primedia Inc.<F*>                8,500          99,875
                                             ------------
 Miscellaneous & Conglomerates
  (2.58%)
   Pinnacle West Capital            3,000         127,125
   Quorum Health Group Inc.<F*>     7,200          93,146
                                             ------------
                                                  220,271
                                             ------------
 Non-Ferrous Metals (1.50%)
   Tredegar Industries Inc.         5,700         128,250
                                             ------------
 Paper & Forest Products (1.96%)
   Pentair Inc.                     4,200         167,210
                                             ------------
 Retail (8.10%)
   Brylane Inc.<F*>                 3,700          86,025
   Ethan Allen Interiors            3,700         151,700
   Fred Meyer Inc.<F*>              4,000         241,000
   Zale Corp.<F*>                   6,600         212,850
                                             ------------
                                                  691,575
                                             ------------
 Telephone (2.06%)
   Advanced Communications
    Grp.<F*>                       10,000          41,870
   ICG Communications Inc.<F*>      5,000         107,500

                      (continued)

                                      46

             GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
  Telephone (continued)
   Sitel Corp.<F*>                 11,000    $     26,807
                                             ------------
                                                  176,177
                                             ------------
 Tobacco (1.61%)
   Universal Corp.                  3,900         136,988
                                             ------------
 Trucking & Freight (1.11%)
   Midwest Express Holdings<F*>     3,600          94,724
                                             ------------
 TOTAL COMMON STOCK (98.28%)
   (COST $7,151,758)                            8,385,918
                                             ------------

 --------------------------------------------------------
                                   PAR         MARKET
 SHORT TERM SECURITIES            VALUE         VALUE
 --------------------------------------------------------
 Commercial Paper (1.58%)
   Ford Motor Credit Corp.,
     5.52%, due 1/19/99          $135,000    $    134,629
                                             ------------
 TOTAL SHORT TERM SECURITIES
   (1.58%) (AMORTIZED COST
   $134,629)                                      134,629
                                             ------------

 TOTAL INVESTMENTS (99.86%)
   (AMORTIZED COST $7,286,386)                  8,520,547
   Other net assets (0.14%)                        12,366
                                             ------------
 TOTAL NET ASSETS (100.00%)                  $  8,532,913
                                             ============

 <F*> Non-income producing securities.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 MANAGEMENT DISCUSSION
 ------------------------------------------------------------------------------

 The fourth quarter of 1998 saw the Small-Cap Equity Fund still trying to regain ground lost during the third quarter collapse, as small-capitalization stocks suffered more than any other equity group.

 The fund declined 9.8 percent for 1998 and trailed the Russell 2000 index, which finished down 2.6 percent for the year. The fund uses the smallest 20 percent of companies listed on the New York Stock Exchange as its proxy. As a result, the fund does not have the same sector weightings, stock selection within each sector, or market capitalization as the Russell 2000 Index--the traditional small cap benchmark. In addition, the fund only holds approximately 11 percent of the stocks held in the Russell 2000.

 For the quarter, technology, transportation, and materials and services were the top performers followed by consumer durables. The fund's weightings in those sectors fell below the Russell 2000 and the S & P 600 Index. The worst performing sectors were basic materials, energy, and anything related to oil as oil prices slid to historical lows.

 Looking ahead, valuations for small cap stocks appear to be reasonable and earnings growth is expected to remain high. Small cap stock valuations remain extremely compelling.

 ------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
 ------------------------------------------------------------------------------

                                    [GRAPH]

  DATE    SMALL-CAP EQUITY FUND    RUSSELL 2000
05/01/97       10,000.00            10,000.00
06/30/97       11,769.21            11,621.10
12/31/97       13,102.61            12,903.49
06/30/98       13,808.38            13,538.60
12/31/98       11,821.17            12,574.38

 ------------------------------------------------------------------------------
 ANNUAL RETURNS
 ------------------------------------------------------------------------------

PERIODS ENDED DECEMBER 31, 1998                   PAST 1 YEAR   LIFE OF FUND<F*>
Annual Returns                                      (9.78%)         10.55%

 <F*> The Small Cap Equity Fund began operations on May 1, 1997.

 The fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index.

              Past performance is no assurance of future results.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND<F*>

 ------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
 ------------------------------------------------------
 December 31, 1998

 ASSETS:
   Investments, at market value:
    (see accompanying schedule)
     Common stocks                          $72,510,478
     Preferred stocks                            77,175
     Short term securities                      374,845
                                            -----------
       Total investments                     72,962,498
   Cash                                           2,018
   Dividends receivable                          46,702
                                            -----------
       Total assets                          73,011,218
                                            -----------

 LIABILITIES:
   Payable to Conning Asset Management
    Company                                      14,762
   Payable to General American Life
    Insurance Company                             2,952
                                            -----------
       Total liabilities                         17,714
                                            -----------
         Total net assets                   $72,993,504
                                            ===========

 TOTAL SHARES OF CAPITAL STOCK OUTSTANDING    1,676,012

 Net asset value per share (Total net
  assets divided by total shares of
  capital stock outstanding)                $     43.55

 TOTAL AMORTIZED COST OF INVESTMENTS        $65,408,826


 ------------------------------------------------------
 STATEMENT OF OPERATIONS
 ------------------------------------------------------
 For the year ended December 31, 1998

 INVESTMENT INCOME:
   Dividends                               $    761,524
   Interest                                      56,973
                                           ------------
     Total investment income                    818,497
                                           ------------
 EXPENSES:
   Investment management charge                 193,191
   Administrative charge                         38,638
                                           ------------
     Total expenses                             231,829
                                           ------------
       Net investment income                    586,668
                                           ------------
 NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments           2,415,099
                                           ------------
 NET UNREALIZED LOSS ON INVESTMENTS:
   Net unrealized loss on investments       (10,899,956)
                                           ------------
 NET DECREASE IN NET ASSETS FROM
  OPERATIONS                               $ (7,898,189)
                                           ============

 --------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 --------------------------------------------------------------------------------------------------
                                                                                       EIGHT MONTHS
                                                                YEAR ENDED                ENDED
                                                               DECEMBER 31             DECEMBER 31
                                                               ------------            ------------
                                                                   1998                    1997
                                                               ------------            ------------
 Operations:
     Net investment income                                     $    586,668            $   439,659
     Net realized gain on investments                             2,415,099             10,577,133
     Net unrealized gain (loss) on investments                  (10,899,956)             5,750,172
                                                               ------------            -----------
         Net increase (decrease) in net assets from
           operations                                            (7,898,189)            16,766,964
     Capital share transactions                                   3,246,171              6,441,988
                                                               ------------            -----------
         Net increase (decrease) in net assets                   (4,652,018)            23,208,952
     Net assets, beginning of period<F**>                        77,645,522             54,436,570
                                                               ------------            -----------
 Net assets, end of period                                      $72,993,504            $77,645,522
                                                               ============            ===========

 <F*>  Small-Cap Equity Fund began operations May 1, 1997.
 <F**> On May 1, 1997, the assets of General American Separate Account No. 20 were exchanged for shares in the Small-Cap Equity Fund. The net assets, beginning of period, are equal to the market value of the net assets transferred on April 30, 1997. In exchange for the net assets transferred, 1,477,554 shares of the Small-Cap Equity Fund were issued to the General American Separate No. 20.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND<F*>

 --------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
 --------------------------------------------------------------------------------------------------
                                                                                       EIGHT MONTHS
                                                                   YEAR ENDED             ENDED
                                                                   DECEMBER 31         DECEMBER 31
                                                                   -----------         ------------
                                                                       1998                1997
                                                                   -----------         ------------
 Net asset value, beginning of year <F1>                             $ 48.27             $ 36.84
                                                                     -------             -------
 Income from operations:
 Net investment income                                                  0.35                0.29
 Net realized and unrealized gain (loss) on investments                (5.07)              11.14
                                                                     -------             -------
 Net increase (decrease) in asset value per share                      (4.72)              11.43
                                                                     -------             -------
 Net asset value, end of period                                      $ 43.55             $ 48.27
                                                                     =======             =======

 Total return <F2>                                                    (9.78%)             31.03%

 Net assets, end of period (in thousands)                            $72,994             $77,646
 Ratio of expenses to average net assets <F3>                          0.30%               0.30%
 Ratio of net investment income to average net assets <F3>             0.76%               0.97%
 Portfolio turnover rate                                              18.77%              24.47%
 Average commission rate <F4>                                        $  0.03             $  0.03

 Notes:
 <F1> Components are computed and accumulated on a daily basis.
 <F2> Total return is not annualized for the eight months ended December 31,
 1997. The total return information shown in this table does not reflect expenses that apply to the separate accounts investing in the Fund or to the insurance or variable annuity contracts. Inclusion of these charges would reduce the total return figures for all periods shown.
 <F3> Computed on an annualized basis.
 <F4> Computed only for funds that invest greater than 10 percent of the value of average net assets in equity securities. Computation represents total commissions paid divided by the sum of shares purchased and sold for which commissions were charged.

 <F*> Small-Cap Equity Fund began operations May 1, 1997.

 See accompanying notes to the financial statements.

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Aerospace & Military
  Technology (1.30%)
   Banner Aerospace<F*>            35,100    $    331,239
   Fairchild Corp.<F*>             26,000         409,500
   Transtechnology Corp.            9,900         205,425
                                             ------------
                                                  946,164
                                             ------------
 Air Transport (1.26%)
   Continental Airlines<F*>        26,300         912,268
   World Corp.<F*>                 27,300           3,822
                                             ------------
                                                  916,090
                                             ------------
 Apparel (2.66%)
   Chic By HIS Inc.                19,000          60,553
   Dyersburg Corp.                 27,600          77,611
   Galey & Lord Inc.<F*>           22,600         194,925
   Genesco Inc.<F*>                47,300         268,995
   Johnson Industries Inc.         20,700          64,688
   Pillowtex Corp.                 22,400         599,200
   Salant Corp.<F*>                27,400           1,260
   Shelby Williams                 17,300         207,600
   Syms Corp.<F*>                  34,400         309,600
   Texfi Industries<F*>            16,900           4,225
   Tultex Corp.<F*>                57,400          50,225
   Worldtex Inc.<F*>               28,610         103,711
                                             ------------
                                                1,942,593
                                             ------------
 Business Machines (0.73%)
   Applied Magnetics Corp.<F*>     44,785         277,085
   EA Industries Inc.<F*>           4,150             373
   ECC International<F*>           10,725          26,812
   Nashua Corp.<F*>                12,400         165,069
   QMS Inc.<F*>                    20,700          65,971
                                             ------------
                                                  535,310
                                             ------------
 Business Services (7.43%)
   Allerion Inc.<F*>               14,600              73
   Avalon Holdings Corp.-A<F*>         75             530
   Bush Industries                 18,250         226,975
   Computer Task Group             40,900       1,109,412
   Dycom Industries<F*>            18,200       1,039,675
   Hospital Staffing
     Services<F*>                   3,200             202
   ITT Educational Services
     Inc.<F*>                      55,250       1,878,500
   National Media Corp.<F*>        27,600         294,961
   Rightchoice Managed Care<F*>     6,400          73,600
   Wackenhut Corp-Class A          18,800         478,216
   Wackenhut Corp-Class B          14,718         322,869
                                             ------------
                                                5,425,013
                                             ------------
 Chemicals (2.88%)
   LSB Industries Inc.              5,900          19,541
   Lea Ronal Inc.                  26,700         904,462
   Whittaker Corp.<F*>             16,500         278,438
   Wynn's International Inc.       40,705         900,598
                                             ------------
                                                2,103,039
                                             ------------
 Commercial Banking (4.39%)
   American Banknote Corp.<F*>     38,200          54,893
   First Banks America Inc.<F*>     3,400          66,300
   Firstfed Financial<F*>          42,600         761,475
   Keycorp                         36,633       1,172,256
   Oriental Financial Group        27,700         867,342
   Sterling Bancorp                12,400         282,869
   Unionfed Financial Corp.<F*>       440               1
                                             ------------
                                                3,205,136
                                             ------------

 Construction (7.02%)
   Beazer Homes USA Inc.<F*>       18,800         470,000
   Berlitz International<F*>       20,500         594,500
   Cavalier Homes Inc.             21,412         243,561
   Congoleum Corp.<F*>              8,000          68,000
   Corrpro Companies Inc.<F*>      18,900         230,334
   Elcor Corp.                     27,350         883,733
   Giant Group Ltd.<F*>            10,050          91,706
   ICF Kaiser International<F*>     9,600          13,795
   International Aluminum Corp.     9,500         280,839
   MDC Holings Inc.                38,400         820,800
   M/I Schottenstein Homes Inc.    17,100         376,200
   Puerto Rican Cement Co. Inc.    12,400         433,219
   Terex Corp.<F*>                 20,800         594,090
   Washington Homes Inc.<F*>        3,500          20,563
                                             ------------
                                                5,121,340
                                             ------------
 Consumer Durables (0.12%)
   Craig Corp.<F*>                  9,700          78,201
   TCC Industries Inc.<F*>          5,500          10,654
                                             ------------
                                                   88,855
                                             ------------
 Domestic Oil (3.94%)
   Cross Timbers Royalty Trust     11,800         104,725
   Frontier Oil Corp.<F*>          52,900         261,167
   Furon Co.                       35,100         598,876
   Getty Realty Corp.              24,600         359,775
   Giant Industries                23,500         220,313
   Goodrich Petroleum Corp.<F*>     3,637           4,772
   HS Resources Inc.<F*>           21,200         160,314
   Howell Corp.                    10,800          22,270
   Kaneb Services<F*>              66,400         269,717
   RPC Energy Services Inc.        56,000         413,000
   Swift Energy Co.<F*>            14,277         105,293
   Tokheim Corp.<F*>               15,300         149,175
   Unit Corp.<F*>                  40,600         169,992

                        (continued)

                                      51

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                MARKET
 COMMON STOCK                      SHARES       VALUE
 --------------------------------------------------------
 Domestic Oil (continued)
   Wiser Oil Co.                   17,400    $     34,800
                                             ------------
                                                2,874,189
                                             ------------
 Drugs & Medicines (3.05%)
   Advocat Inc.<F*>                10,200          56,732
   Comprehensive Care<F*>           4,200          16,536
   Cooper Co. Inc.<F*>             22,100         457,183
   GRC International<F*>           17,500         110,460
   Graham Field Health
     Products<F*>                  38,630         130,376
   Maxxim Medical<F*>              15,600         464,100
   Molecular Biosystems<F*>        23,300          68,432
   OEC Medical Systems<F*>         25,100         789,069
   PHP Healthcare Corp.<F*>        20,500             615
   Pharmaceutical Resources<F*>    28,400         134,900
                                             ------------
                                                2,228,403
                                             ------------
 Electronics (4.57%)
   American Precision
     Industries<F*>                13,700         141,274
   Aydin Corp.<F*>                  9,750          99,323
   Bell Industries Inc.<F*>        16,712         190,099
   CTS Corp.                       33,752       1,468,212
   Chyron Corp.<F*>                52,100          97,688
   Daniel Industries Inc.          23,300         282,512
   Esco Electronics Corp.<F*>      21,300         193,021
   Kollmorgen Corp.                18,800         286,700
   Rex Stores Corp.<F*>            17,600         237,600
   Sparton<F*>                     14,800          87,868
   Tech-Sym<F*>                    11,400         253,650
                                             ------------
                                                3,337,947
                                             ------------
 Energy & Utilities (0.66%)
   Cascade Natural Gas Corp.       17,300         313,563
   Compania Boliviana Energia       3,900         166,725
                                             ------------
                                                  480,288
                                             ------------
 Energy Raw Materials (1.15%)
   Wilshire Oil Co. Of
     Texas<F*>                     12,792          57,564
   Zapata Corp.                    63,840         782,040
                                             ------------
                                                  839,604
                                             ------------
 Finance (Non-Banking) (3.13%)
   Advest Group                    16,600         307,100
   Atlanta Sosnoff Capital         17,200         141,900
   DVI<F*>                         13,000         235,625
   Duff & Phelps Credit Rating     12,400         679,669
   First Republic Bank<F*>         14,660         367,409
   Hallwood<F*>                     3,500          65,625
   National Discount Brokers
     Group<F*>                     24,400         486,463
   Rodman & Renshaw Capital
     Group<F*>                      1,637               1
                                             ------------
                                                2,283,792
                                             ------------
 Food & Agriculture (6.89%)
   CKE Restaurants Inc.            63,065       1,856,444
   Chock Full O Nuts Co.<F*>       20,914         130,713
   Cooker Restaurant Corp.         14,000          84,000
   Foodmaker Inc.<F*>              77,700       1,714,217
   RLI Corp.                       19,737         656,255
   Spaghetti Warehouse Inc.<F*>    10,900          83,113
   Super Food Services Inc.<F*>    10,100         155,288
   TCBY Enterprises                49,700         347,900
                                             ------------
                                                5,027,930
                                             ------------

 Industrial Miscellaneous (19.23%)
   Ameron International             8,300         307,100
   Amre Inc.<F*>                   14,400              14
   Aquarion Co.                    13,800         565,800
   Aviall Inc.<F*>                 37,600         441,800
   Bairnco Corp.                   20,400         145,350
   Bluegreen Corp.<F*>             39,648         299,818
   Carlyle Industries Inc.<F*>      4,800           5,400
   Chase Industries Inc.<F*>       29,400         306,848
   Coachmen Industries Inc.        29,800         782,250
   Coast Federal<F*>                4,700          31,137
   Coastcast<F*>                   17,700         154,875
   Crown Crafts Inc.               16,400         101,467
   Datapoint<F*>                   24,900          16,932
   EDO Corp.                       10,900          91,287
   Environmental Elements
     Corp.<F*>                      5,600          22,047
   Esterline Technologies
     Corp.<F*>                     25,300         550,275
   Gleason Corp.                   20,100         364,312
   Hexcel Corp.<F*>                14,217         119,067
   Interlake Inc.<F*>              43,600         305,200
   IT Group Inc.<F*>               47,921         533,121
   Monarch Machine Tool Co.         6,900          46,575
   Morgan Products<F*>             12,300          43,050
   National-Standard Co.<F*>        6,100          17,538
   Nortek<F*>                      25,300         698,912
   Oil-Dri Corp.                   13,500         202,500
   Oneida Ltd.                     33,719         499,446
   Orange Co.<F*>                  20,000         132,500
   Par Technology<F*>              14,900          89,400
   Pittston Minerals Group         16,300          36,675
   Playboy Enterprises<F*>          9,200         175,950
   Playboy Enterprises 'B'<F*>     40,500         847,949
   Premiumwear Inc.<F*>             3,974          28,561

                        (continued)

                                      52

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                 MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
 Industrial Miscellaneous
  (continued)
   Publicard Inc.<F*>              28,100    $    393,400
   Republic Group Inc.             22,529         451,977
   Robertson Ceco Corp.<F*>        31,500         244,125
   Royal Appliance Mfg. Co.<F*>    46,500         171,446
   SL Industries Inc.              11,708         149,277
   SPS Technologies Inc.<F*>       23,700       1,342,013
   Scott's Liquid Gold Inc.         5,200           7,472
   Spartech Corp.                  16,900         371,800
   Starrett LS                     14,800         507,818
   TRC Companies Inc.<F*>           3,500          19,467
   Thomas Industries               30,550         599,544
   Toastmaster Inc.                15,300         107,100
   Tyler Corp.                     38,600         236,425
   URS Corp.<F*>                   13,642         318,882
   United Industrial Corp.         23,700         232,544
   Wahlco Environmental Systems     1,100             102
   Watsco Inc.                     26,825         449,319
   Windmere<F*>                    32,000         248,000
   World Fuel Services Corp.       20,925         224,944
                                             ------------
                                               14,038,811
                                             ------------
 Insurance (4.42%)
   Acceptance Insurance Co.<F*>    19,928         403,542
   Fidelity National Financial
     Inc.                          39,033       1,190,522
   Hilb, Rogal and Hamilton Co.    28,700         570,412
   MMI Companies Inc.              16,700         279,725
   Stewart Info Services           13,500         783,000
                                             ------------
                                                3,227,201
                                             ------------
 Media (0.31%)
   American Media Inc.<F*>         40,900         227,486
                                             ------------
 Miscellaneous Finance (0.70%)
   Interstate Securities           13,300         416,450
   Stifel Financial                 9,204          96,061
                                             ------------
                                                  512,511
                                             ------------
 Motor Vehicles (0.13%)
   Lamson & Sessions Co.<F*>       18,000          92,250
                                             ------------
 Non-Durables & Entertainment (0.32%)
   General Housewares Corp.         7,300          87,600
   John Q Hammons Hotels<F*>       12,300          45,350
   J. Alexanders Corp.<F*>          7,300          29,200
   Tandycrafts Inc.<F*>            18,800          69,316
                                             ------------
                                                  231,466
                                             ------------
 Non-Ferrous Metals (1.79%)
   Ekco Group Inc.<F*>             31,900         119,624
   Nord Resources Corp.<F*>        29,100          29,100
   RTI International Metals<F*>    29,700         415,800
   Tremont Corp.                   15,400         512,050
   United Park City Mines
     Co.<F*>                        5,340         136,838
   Zemex Corp.<F*>                 14,888          93,050
                                             ------------
                                                1,306,462
                                             ------------
 Paper & Forest Products (0.18%)
   Chesapeake Utilities Corp.       7,100         130,015
                                             ------------
 Producer Goods (5.81%)
   Acme Electric Corp.<F*>          9,653          45,852
   Aeroflex<F*>                    22,785         344,623
   Allied Products Corp.           26,550         167,584
   Ampco-Pittsburgh Corp.          18,600         202,275
   Artra Group Inc.<F*>            12,000          50,244
   Brown & Sharpe Mfg. Co.<F*>      8,700          69,600
   Fansteel Inc.<F*>               10,500          60,375
   Genrad Inc.<F*>                 38,500         606,375
   Hughes Supply Inc.              17,650         516,262
   Insteel Industries              14,400          70,200
   Katy Inds Inc.                  17,600         309,091
   Kuhlman Corp.                   12,988         491,920
   Mestek Inc.<F*>                 17,600         352,000
   Scotsman Industries             16,100         331,048
   Sequa Corp.<F*>                  6,900         507,150
   Twin Disc Inc.                   5,500         113,438
                                             ------------
                                                4,238,037
                                             ------------
 Railroads & Shipping (1.27%)
   Sea Containers Ltd.              5,100         151,404
   Sea Containers Ltd.-Class A     23,270         696,634
   Todd Shipyards Corp.<F*>        16,800          79,800
                                             ------------
                                                  927,838
                                             ------------
 Real Estate (0.59%)
   Amrep Corp.<F*>                 14,400          91,800
   Christiana Cos Inc.<F*>         10,700         205,975
   Grubb & Ellis Co.<F*>           16,900         136,248
                                             ------------
                                                  434,023
                                             ------------
 Retail (4.59%)
   Carr-Gottstein Foods<F*>        31,000         346,797
   Catalina Lighting Inc.<F*>       6,200          13,950
   Chart House Enterprises<F*>     15,900          97,388
   Cole National Corp.<F*>         19,000         325,375
   Kenneth Cole
     Productions-A<F*>             25,200         472,500
   Converse Inc.<F*>               32,400          76,950
   Gottschalks Inc.<F*>            12,600          96,075
   Hills Stores Co.<F*>            14,300          20,556
   Intertan Inc.<F*>               19,500         113,334
   Jo-Ann Stores Inc.-
     Class A<F*>                   18,000         290,250

                      (continued)

                                      53

          GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND

 ------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - DECEMBER 31, 1998
 ------------------------------------------------------------------------------

 --------------------------------------------------------
                                                 MARKET
 COMMON STOCK                      SHARES        VALUE
 --------------------------------------------------------
  Retail (continued)
   Luria & Son<F*>                    300    $          1
   Mortons Restaurant Group<F*>    12,400         234,050
   O'Sullivan Industries<F*>       32,600         342,300
   Piccadilly Cafeterias Inc.      21,000         220,500
   Rowe Furniture Corp.            27,300         300,300
   Sizzler International
     Inc.<F*>                      54,100         121,725
   Sport Supply Group Inc.<F*>     13,000         120,250
   Uno Restaurant Corp.<F*>        19,750         155,531
                                             ------------
                                                3,347,832
                                             ------------
 Steel (1.62%)
   Huntco Inc.                     10,400          40,300
   Keystone Consolidated
     Industries<F*>                10,900          88,563
   NS Group Inc.<F*>               26,800         118,912
   Reliance Steel & Aluminum       33,900         936,487
                                             ------------
                                                1,184,262
                                             ------------
 Telephone (0.04%)
   Intellicall Inc.<F*>            13,515          30,409
                                             ------------
 Tobacco (1.41%)
   Brooke Group Ltd.               35,600         867,750
   Standard Commercial Corp.       18,444         157,918
                                             ------------
                                                1,025,668
                                             ------------
 Travel & Recreation (0.42%)
   Jackpot Enterprises<F*>         18,019         170,045
   K2 Inc.                              1              11
   PS Group Holdings Inc.          11,900         139,825
                                             ------------
                                                  309,881
                                             ------------
 Trucking & Freight (0.46%)
   International Shipholding       13,025         204,323
   Matlack Systems Inc.<F*>        17,100         132,525
                                             ------------
                                                  336,848
                                             ------------
 Utilities, Electrical & Gas (4.87%)
   American States Water Co.       15,300         416,925
   Bangor Hydro Electric<F*>       13,900         178,087
   Central Vermont Public
     Service                       22,900         237,587
   Chart Industries                43,225         329,591
   Green Mountain Power Corp.       9,400          98,700
   Nui Corp.                       17,900         479,935
   North Carolina Natural Gas      20,350         675,355
   St. Joseph Light & Power        15,200         272,642
   TNP Enterprises Inc.            22,800         864,963
                                             ------------
                                                3,553,785
                                             ------------
 TOTAL COMMON STOCK (99.34%)
  (COST $64,959,862)                           72,510,478
                                             ------------

 --------------------------------------------------------
                                                MARKET
 PREFERRED STOCK                  SHARES        VALUE
 --------------------------------------------------------
 Preferred (0.11%)
   Craig Corp. Non Cum-
     Class A<F*>                    9,800          77,175
                                             ------------
 TOTAL PREFERRED STOCK (0.11%)
   (AMORTIZED COST $74,119)                        77,175
                                             ------------

 --------------------------------------------------------
                                   PAR          MARKET
 SHORT TERM INVESTMENTS           VALUE         VALUE
 --------------------------------------------------------
 Commercial Paper (0.51%)
   Delmarva Power & Light,
     4.95%, due 1/4/99           $375,000    $    374,845
                                             ------------
 TOTAL SHORT TERM SECURITIES
  (0.51%)
   (AMORTIZED COST $374,845)                      374,845
                                             ------------

 TOTAL INVESTMENTS (99.96%)
   (AMORTIZED COST $65,408,826)                72,962,498

   Other net assets (0.04%)                        31,006
                                             ------------

 TOTAL NET ASSETS (100.00%)                  $ 72,993,504
                                             ============

<F*> Non-income producing securities

See accompanying notes to the financial statements.

                       GENERAL AMERICAN CAPITAL COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE 1--ORGANIZATION

General American Capital Company (the Company), commenced operations on October 1, 1987, and is registered under the Investment Company Act of 1940 as amended, as an open-end diversified management investment company. The Company offers to its shareholders eight separate investment funds (the Funds) which operate as distinct investment vehicles. These are the S & P 500 Index Fund, Money Market Fund, Bond Index Fund, Managed Equity Fund, Asset Allocation Fund, International Index Fund, Mid-Cap Equity Fund and Small-Cap Equity Fund. The International Index and Mid-Cap Equity Funds began operations on February 16, 1993. The Small-Cap Equity Fund began operations on May 1, 1997. As of December 31, 1998, the Company sells its shares to separate accounts established by General American Life Insurance Company (General American), RGA Reinsurance Company (RGA) a wholly owned subsidiary of Reinsurance Group of America, Inc., which is a majority owned subsidiary of General American, Security Equity Life Insurance Company (Security Equity), Cova Financial Services Life Insurance Company, Cova Financial Life Insurance, and First Cova Financial Life Insurance Company, wholly owned subsidiaries of General American Life Insurance Company.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.


A.   INVESTMENTS:
     Common stocks of domestic companies are valued based on the closing sale price on the New York Stock Exchange for securities traded on that exchange, and for securities not so traded, at the last bid price of over-the-counter market quotations as of the close of business on December
     31. Common stocks of foreign companies are valued based on the closing sale price on the primary exchange for which the security is listed. The market values for bonds and short term securities with maturities of 60 days or more at date of valuation are determined daily by an independent pricing service based on current market conditions. Short term securities with maturities of less than 60 days at date of valuation are valued at amortized cost, which approximates market value.

B.   REPURCHASE AGREEMENTS:
     Short-term investments include repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the underlying U.S. Government securities at a mutually agreed upon time and price.

C.   FOREIGN CURRENCY TRANSLATIONS:
     Securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated into U.S. dollars based upon the prevailing exchange rate on the respective dates of the transactions.

     In accordance with Statement of Position (SOP) 93-4, "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies," reported net realized gains or losses from foreign currency transactions arise from sales of portfolio securities and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent actually received or paid. Reported net unrealized gains and losses from foreign currency transactions arise from changes in the value of assets and liabilities, including investments in securities at December 31, resulting from changes in the exchange rate.

D.   DERIVATIVE FINANCIAL INSTRUMENTS:
     A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

     The Capital Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Company's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accord-ingly, except when taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. The Capital Company's utilization of derivative financial instruments is substantially limited to the use of forward exchange contracts to hedge foreign currency transactions, interest rate futures contracts to manage interest rate risk and S & P 500 Index futures contracts to manage performance.

     Forward Foreign Currency Contracts:
     The International Index Fund enters into forward exchange contracts to hedge foreign currency transactions and not to engage in currency speculation. The Fund's forward exchange contracts do not subject the company to risk from exchange rate movements because gains and losses on such contracts offset losses and gains, respectively, on the assets being hedged. At December 31, the Company had no open foreign currency exchange contracts that obligate it to receive or deliver currency at specified future dates. The forward exchange contracts generally require the Company to exchange U.S. dollars for foreign currencies at maturity, at rates agreed to at inception of the contracts. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. If the counterparties to the exchange contracts (primarily AA rated international banks) do not fulfill their obligations to deliver the contracted currencies, the Company could be at risk for any currency related fluctuations.

     Futures Contracts:
     A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company generally invests in futures on U. S. Treasury Bonds and the S & P 500 Index and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Company maintains, in a segregated account with a custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the custodian based upon changes in the value of the contract (the variation margin). U. S. Treasury Bond futures contracts are entered into in the Asset Allocation Fund to hedge market price risks of fixed-rate bonds. S & P 500 Index futures contracts are entered into in the S & P 500 Index Fund to manage and more closely track the performance of the S & P 500 Index.

     For the S & P 500 Fund transactions in futures contracts for the twelve months ended December 31, 1998, were as follows:

                                                  CONTRACTS
         --------------------------------------------------
         Outstanding at December 31, 1997             22
         Futures Opened                                0
         Futures Closed                              (22)
                                                     ---
         Outstanding at December 31, 1998              0


     At December 31, 1998, the Company had no open U. S. Treasury Bond futures contracts.

E.   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
     Investment transactions are recorded on a trade date basis (date the order to buy or sell is executed). Dividends are recognized as income on the ex-dividend date while interest income and amortization of premium and dis-count are recorded on an accrual basis.

F.   FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS:
     No provision for Federal income taxes is necessary because each Fund qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized gains to its shareholders. At December 31, 1998, the Bond Index Fund had an accumulated capital loss carryforward for tax purposes of $1,885,320. Of this amount, $1,702,970 and $182,350 will expire on December 31, 2002, and 2003 respectively.

G.   CONSENT DIVIDENDS:
     The Funds follow the accounting practice known as consent dividending, whereby substantially all of its net investment income and realized gains are treated as being distributed daily to their shareholders and are immediately reinvested in that Fund.

H.   USE OF ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--MANAGEMENT AND ADMINISTRATIVE FEES

The Company has entered into an Investment Advisory Agreement with Conning Asset Management Company (Investment Advisor) with respect to all of its Funds. Certain officers and directors of the Company are also officers and directors of the Investment Advisor. For its services to the Funds, the Investment Advisor charges a fee, which is accrued daily against each Fund. The fees charged each Fund, stated as an annual percentage of the average daily value of the net assets, are:

    S & P 500 Index Fund                                       .250 Percent
    Money Market Fund                                          .125 Percent
    Bond Index Fund                                            .250 Percent
    Asset Allocation Fund                                      .500 Percent
    Small-Cap Equity                                           .250 Percent

The fee (percentage effective March 1, 1997) charged the Managed Equity Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the Fund above certain amounts as follows:

                                              INVESTMENT
              ASSETS                             FEE
      --------------------------------------------------
      First $10 million                          .40%
      Next $20 million                           .30%
      Balance over $30 million                   .25%

The fee charged the International Index Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the fund above certain amounts as follows:

                                              INVESTMENT
              ASSETS                             FEE
      --------------------------------------------------
      First $10 million                          .50%
      Next $10 million                           .40%
      Balance over $20 million                   .30%

The fee charged for the Mid-Cap Equity Fund is stated as a series of annual percentages of the average daily net assets of that Fund. The percentages decrease with respect to assets of the Fund above certain amounts as follows:

                                              INVESTMENT
               ASSETS                            FEE
      --------------------------------------------------
      First $10 million                          .55%
      Next $10 million                           .45%
      Balance over $20 million                   .40%

 All operational expenses of the Company are paid by General American, which charges administrative fees to each Fund in return. Certain officers and directors of the Company are also officers and directors of General American, RGA, Security Equity and Cova.

 The administrative expenses are charged at an annual rate based on the average daily value of the net assets in each Fund, as follows:

    S & P 500 Index Fund                                        .05 Percent
    Money Market Fund                                           .08 Percent
    Bond Index Fund                                             .05 Percent
    Managed Equity Fund                                         .10 Percent
    Asset Allocation Fund                                       .10 Percent
    International Index Fund                                    .30 Percent
    Mid-Cap Equity Fund                                         .10 Percent
    Small-Cap Equity Fund                                       .05 Percent

NOTE 4--INVESTMENT OBJECTIVES AND MANAGER CHANGES
Effective January 1, 1997, the International Equity Fund became the International Index Fund. The investment objective of the International Index Fund is to obtain investment results that parallel the price and yield performance of publicly traded common stocks in the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The portfolio manager of the International Index Fund is Conning Asset Management Company. The total investment advisor fees were reduced as a result of the changes.

Effective January 1, 1997, the Special Equity Fund became the Mid-Cap Equity Fund. The investment objective of the Mid-Cap Equity Fund is to seek sustained growth of capital by investing primarily in common stocks of United States-based publicly traded companies with "medium market capitalizations." "Medium market capitalization companies" are those whose market capitalization falls within the range of the S & P Mid-Cap 400 at the time of the Fund's investment. The portfolio manager of Mid-Cap Equity Fund is Conning Asset Management Company and the total management fee rate remains unchanged from that of the Special Equity Fund.

Effective March 1, 1997, the portfolio manager for the Managed Equity Fund became Conning Asset Management Company. The total investment advisor charges were reduced due to this change.

The Small-Cap Equity Fund commenced operations on May 1, 1997 subsequent to a transfer of assets from General American Life Insurance Company Separate Account No. 20, which had similar investment objectives, policies, and limitations, in exchange for shares of the Small-Cap Equity Fund. Separate Account No. 20 was not registered under the Registered Investment Company Act of 1940 and has a different fee and expense structure than the Small-Cap Equity Fund. While Separate Account No. 20 continues to exist, its assets now consist solely of shares of the Small-Cap Equity Fund. The Small-Cap Equity Fund's portfolio of investments on May 1, 1997 was the same as the portfolio of Separate Account No. 20 immediately prior to the transfer. Separate accounts which invested in Separate Account No. 20 prior to the transfer now invest directly in the Small-Cap Equity Fund. The Small-Cap Equity Fund seeks to provide a rate of return that corresponds to the performance of the common stock of small companies, while incurring a level of risk that is generally equal to the risks associated with small company common stock. The Fund attempts to duplicate the performance of the smallest 20% of companies, based on capitalization size, that are based in the United States and listed on the New York Stock Exchange.

NOTE 5--INVESTMENTS
The amortized cost of investments for federal income tax purposes as of December 31, 1998 is as follows:

                     S & P 500        MONEY          BOND        MANAGED
                       INDEX         MARKET          INDEX       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Bonds               $        -0-  $        -0-    $64,266,631  $       -0-
Common stocks        349,322,467           -0-            -0-   42,687,585
Preferred stocks             -0-           -0-            -0-          -0-
Short term
 securities            2,269,064   234,906,040      1,191,248    1,998,306
                    ------------  ------------    -----------  -----------
Total               $351,591,531  $234,906,040    $65,457,879  $44,685,891
                    ============  ============    ===========  ===========

                       ASSET      INTERNATIONAL     MID-CAP     SMALL-CAP
                     ALLOCATION       INDEX         EQUITY       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Bonds               $ 23,404,813  $        -0-    $       -0-  $       -0-
Common stocks         56,621,620     8,419,236      7,151,758   64,959,862
Preferred stocks       1,070,000           -0-            -0-       74,119
Warrants and
 rights                      -0-         1,930            -0-          -0-
Short term
 securities            8,273,206       224,754        134,628      374,845
                    ------------  ------------    -----------  -----------
Total               $ 89,369,639  $  8,645,920    $ 7,286,386  $65,408,826
                    ============  ============    ===========  ===========

Gross unrealized gains and losses by Fund from inception to December 31, 1998 excluding the Money Market Fund, which has no unrealized gains or losses, are as follows:

                     S & P 500       BOND        MANAGED
                       INDEX         INDEX       EQUITY
                        FUND         FUND         FUND
                    ------------  -----------  -----------
Unrealized gains    $361,742,980  $ 2,682,960  $19,409,694
Unrealized losses     12,852,023       69,159    2,318,855
                    ------------  -----------  -----------
Net unrealized
 gain on
 investments        $348,890,957  $ 2,613,801  $17,090,839
                    ============  ===========  ===========

                       ASSET      INTERNATIONAL     MID-CAP     SMALL-CAP
                     ALLOCATION       INDEX         EQUITY       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Unrealized gains    $ 38,323,804  $  3,308,011    $ 2,456,088  $20,832,422
Unrealized losses      3,738,075     1,314,203      1,221,927   13,278,750
                    ------------  ------------    -----------  -----------
Net unrealized
 gain on
 investments        $ 34,585,729  $  1,993,808    $ 1,234,161  $ 7,553,672
                    ============  ============    ===========  ===========

Purchases and proceeds from sales and maturities of other than short term securities and United States government obligations for the period ended December 31, 1998 were as follows:

                     S & P 500       BOND        MANAGED
                       INDEX         INDEX       EQUITY
                        FUND         FUND         FUND
                    ------------  -----------  -----------
Purchases           $139,155,351  $24,954,764  $38,203,846
                    ============  ===========  ===========
Sales and
 Maturities         $ 77,282,211  $12,225,977  $41,931,524
                    ============  ===========  ===========


                       ASSET      INTERNATIONAL     MID-CAP     SMALL-CAP
                     ALLOCATION       INDEX         EQUITY       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Purchases           $ 36,426,116  $  1,189,176    $ 4,633,381  $19,522,728
                    ============  ============    ===========  ===========
Sales and
 Maturities         $ 38,100,387  $    460,994    $ 2,446,841  $14,309,141
                    ============  ============    ===========  ===========

Purchases and proceeds from sales and maturities of United States government obligations for the period ended December 31, 1998 were as follows:

                     S & P 500        MONEY          BOND        MANAGED
                       INDEX         MARKET          INDEX       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Purchases           $        -0-  $        -0-    $26,181,298  $       -0-
                    ============  ============    ===========  ===========
Sales and
 Maturities         $        -0-  $        -0-    $19,178,729  $       -0-
                    ============  ============    ===========  ===========

                       ASSET      INTERNATIONAL     MID-CAP     SMALL-CAP
                     ALLOCATION       INDEX         EQUITY       EQUITY
                        FUND          FUND           FUND         FUND
                    ------------  -------------   -----------  -----------
Purchases           $        -0-  $        -0-    $       -0-  $       -0-
                    ============  ============    ===========  ===========
Sales and
 Maturities         $  4,500,000  $        -0-    $       -0-  $       -0-
                    ============  ============    ===========  ===========

NOTE 6--CAPITAL STOCK
As of December 31, 1998, in the aggregate, there were one billion, five hundred million (1,500,000,000) shares of $.01 par value capital stock authorized.

Transactions in capital stock were as follows:

                                    S & P 500 INDEX FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold         2,744,937   $ 120,213,688     2,288,656   $  80,197,159
Shares redeemed    (1,602,118)    (70,940,064)   (1,024,948)    (35,167,639)
                  -----------   -------------   -----------   -------------
Net increase        1,142,819   $  49,273,624     1,263,708   $  45,029,520
                  ===========   =============   ===========   =============

                                      MONEY MARKET FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold        15,897,608   $ 297,646,784    18,831,392   $ 335,912,294
Shares redeemed   (13,265,822)   (248,469,980)  (15,135,851)   (268,660,111)
                  -----------   -------------   -----------   -------------
Net increase        2,631,786   $  49,176,804     3,695,541   $  67,252,183
                  ===========   =============   ===========   =============

                                       BOND INDEX FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold         1,222,833   $  29,466,002       875,433   $  19,458,750
Shares redeemed      (560,371)    (13,582,327)     (583,698)    (12,568,473)
                  -----------   -------------   -----------   -------------
Net increase          662,462   $  15,883,675       291,735   $   6,890,277
                  ===========   =============   ===========   =============

                                     MANAGED EQUITY FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           282,811   $   9,251,458       292,535   $   8,324,432
Shares redeemed      (443,481)    (14,502,043)     (317,082)     (9,190,598)
                  -----------   -------------   -----------   -------------
Net (decrease)       (160,670)  $  (5,250,585)      (24,547)  $    (866,166)
                  ===========   =============   ===========   =============

                                    ASSET ALLOCATION FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           456,190   $  15,401,821       676,658   $  19,798,368
Shares redeemed      (632,758)    (20,770,991)     (396,211)    (11,858,933)
                  -----------   -------------   -----------   -------------
Net increase
 (decrease)          (176,568)  $  (5,369,170)      280,447   $   7,939,435
                  ===========   =============   ===========   =============

                                  INTERNATIONAL INDEX FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold            96,834   $   1,801,096       120,074   $   2,031,933
Shares redeemed       (66,500)     (1,220,064)      (44,588)       (771,139)
                  -----------   -------------   -----------   -------------
Net increase           30,334   $     581,032        75,486   $   1,260,794
                  ===========   =============   ===========   =============

                                     MID-CAP EQUITY FUND
                  ---------------------------------------------------------
                          Year ended                    Year ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           142,877   $   3,176,924       123,498   $   2,489,536
Shares redeemed       (60,925)     (1,283,461)      (64,062)     (1,180,507)
                  -----------   -------------   -----------   -------------
Net increase           81,952   $   1,893,463        59,436   $   1,309,029
                  ===========   =============   ===========   =============

                                    SMALL-CAP EQUITY FUND
                  ---------------------------------------------------------
                          Year ended                Eight months ended
                       December 31, 1998             December 31, 1997
                  ---------------------------   ---------------------------
                    Shares         Amount         Shares         Amount
                  -----------   -------------   -----------   -------------
Shares sold           252,394   $  11,970,218       223,963   $  10,480,160
Shares redeemed      (184,849)     (8,724,047)      (93,051)     (4,038,172)
                  -----------   -------------   -----------   -------------
Net increase           67,545   $   3,246,171       130,912   $   6,441,988
                  ===========   =============   ===========   =============

                       GENERAL AMERICAN CAPITAL COMPANY

                               December 31, 1998

      BOARD OF DIRECTORS

        Theodore M. Armstrong
        Alan C. Henderson
        Richard A. Liddy, Chairman
        Matthew P. McCauley
        Harry E. Rich

      INVESTMENT ADVISOR

        Conning Asset Management Company

      CUSTODIAN

        Bank of New York

      LEGAL COUNSEL

        Stephen E. Roth
        Sutherland, Asbill & Brennan, Washington D.C.

      If distributed to prospective investors, this report must be preceded or accompanied by a current prospectus. The prospectus is incomplete without reference to the financial data contained in this annual report.

                      General
                      American

                      General
                      American
                 700 Market Street
           St. Louis, Missouri, USA 63101